Schedule of Investments (unaudited) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
522 Funding CLO Ltd.(a)(b)
Series 2019-4A, Class CR, (3 mo. LIBOR US + 2.40%), 2.53%, 04/20/30	USD	500	$498,955
Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.65%), 3.78%, 04/20/30		600	600,256
AGL CLO Ltd., Series 2020-3A, Class D, (3 mo. LIBOR US + 3.30%), 3.43%, 01/15/33(a)(b)		250	250,036
Anchorage Capital CLO Ltd.(a)(b)
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.78%, 10/13/30		380	379,829
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.20%), 3.33%, 10/13/30		720	720,079
Series 2016-8A, Class DR, (3 mo. LIBOR US + 3.00%), 3.13%, 07/28/28		1,000	1,000,066
Apidos CLO XXII, 2015-22A, (3 mo. LIBOR US + 2.95%), 3.08%, 04/20/31(a)(b)		250	249,253
Assurant CLO Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.10%), 2.23%, 10/20/29(a)(b)		500	499,244
Ballyrock CLO Ltd., Series 2016-1A, Class DR2, (3 mo. LIBOR US + 3.15%), 3.28%, 10/15/28(a)(b)		250	250,026
Battalion CLO VII Ltd., Series 2014-7A, Class CRR, (3 mo. LIBOR US + 2.93%), 3.06%, 07/17/28(a)(b)		500	500,434
Beechwood Park CLO Ltd., Series 2019-1A, Class B2A, (3 mo. LIBOR US + 1.75%), 1.88%, 01/17/33(a)(b)		500	500,231
BlueMountain CLO XXVI Ltd.(a)(b)
Series 2019-26A, Class D1, (3 mo. LIBOR US + 4.25%), 4.38%, 10/20/32		250	250,194
Series 2019-26A, Class E, (3 mo. LIBOR US + 7.70%), 7.83%, 10/20/32		250	251,075
Buttermilk Park CLO Ltd., (3 mo. LIBOR US + 3.10%), 3.23%, 10/15/31(a)(b)		250	250,020
Canyon Capital CLO Ltd.(a)(b)
Series 2016-1A, Class CR, (3 mo. LIBOR US + 1.90%), 2.03%, 07/15/31		250	249,336
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.35%), 3.51%, 04/15/34		500	500,750
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.35%), 3.47%, 08/14/30(a)(b)		1,000	1,000,362
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.33%, 04/20/32(a)(b)		500	501,739
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.57%, 07/20/32(a)(b)		500	493,778
CarVal CLO Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.77%), 5.90%, 07/16/31(a)(b)		500	486,445
CBAM Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.40%), 2.53%, 07/20/30(a)(b)		350	349,103
CIFC Funding Ltd.(a)(b)
Series 2014-2RA, Class B1, (3 mo. LIBOR US + 2.80%), 2.93%, 04/24/30		750	750,000
Series 2014-3A, Class BR2, (3 mo. LIBOR US + 1.80%), 1.94%, 10/22/31		250	250,031
Series 2014-4RA, Class A1A, (3 mo. LIBOR US + 1.13%), 1.26%, 10/17/30		1,000	999,824
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.11%), 1.25%, 01/22/31		1,000	999,721
Series 2015-5A, Class A1R, (3 mo. LIBOR US + 0.86%), 0.99%, 10/25/27		816	815,695

Security		Par (000)	Value

Asset-Backed Securities (continued)
CIFC Funding Ltd.(a)(b) (continued)
Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.10%), 3.21%, 07/15/36	USD	500	$499,997
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01%, 02/15/29(b)		2,000	2,028,076
Cumberland Park CLO Ltd., Series 2015-2A, Class DR, (3 mo. LIBOR US + 2.70%), 2.83%, 07/20/28(a)(b)		250	250,318
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. LIBOR US + 0.14%), 0.22%, 01/15/37(a)		1,648	1,579,180
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3 mo. LIBOR US + 1.65%), 1.78%, 07/15/30(a)(b)		250	250,101
Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. LIBOR US + 2.65%), 2.78%, 04/18/31(a)(b)		1,250	1,227,752
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1LR, (3 mo. LIBOR US + 3.15%), 3.27%, 08/15/30(a)(b)		1,000	1,000,311
Eaton Vance Clo Ltd., Series 2015-1A, Class A2R, (3 mo. LIBOR US + 1.25%), 1.38%, 01/20/30(a)(b)		1,000	1,000,067
EDvestinU Private Education Loan Issue No 3 LLC, Series 2021-A, Class B, 3.50%, 11/25/50(b)		110	110,422
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.13%, 10/15/32(a)(b)		1,500	1,500,000
Elmwood CLO V Ltd., Series 2020-2A, Class CR, (3 mo. LIBOR US + 2.00%), 2.12%, 10/20/34(a)(b)		436	434,255
Fairstone Financial Issuance Trust I, Series 2020-1A, Class C, 5.16%, 10/20/39(b)	CAD	170	139,103
Galaxy XX CLO Ltd., Series 2015-20A, Class CR, (3 mo. LIBOR US + 1.75%), 1.88%, 04/20/31(a)(b)	USD	250	248,083
Goldentree Loan Management US Clo 3 Ltd., Series 2018-3A, Class B1, (3 mo. LIBOR US + 1.55%), 1.68%, 04/20/30(a)(b)		250	249,999
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class BR2, (3 mo. LIBOR US + 1.60%), 1.73%, 10/29/29(a)(b)		1,500	1,500,058
Grippen Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.30%), 3.43%, 01/20/30(a)(b)		250	250,055
Highbridge Loan Management, Series 3A-2014, Class CR, (3 mo. LIBOR US + 3.60%), 3.73%, 07/18/29(a)(b)		1,000	992,653
Kayne CLO III Ltd., Series 2019-3A, Class DR, (3 mo. LIBOR US + 2.75%), 2.88%, 04/15/32(a)(b)		400	399,997
Lending Funding Trust, Series 2020-2A, Class C, 4.30%, 04/21/31(b)		240	250,683
Litigation Fee Residual Funding Trust, 4.00%, 10/30/27(c)		1,308	1,289,642
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A4, (1 mo. LIBOR US + 0.48%), 0.57%, 09/25/36(a)		6,615	2,633,310
Madison Park Funding X Ltd., Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 6.53%, 01/20/29(a)(b)		250	248,824
Madison Park Funding XXIII Ltd., Series 2017-23A, Class CR, (3 mo. LIBOR US + 2.00%), 2.13%, 07/27/31(a)(b)		600	599,996
Madison Park Funding XXV Ltd., Series 2017-25A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.78%, 04/25/29(a)(b)		250	249,999

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, (3 mo. LIBOR US + 1.90%), 2.03%, 07/17/34(a)(b)	USD	250	$249,390
Marble Point CLO XVII Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 3.75%), 3.88%, 04/20/33(a)(b)		250	250,344
Mariner Finance Issuance Trust(b)
Series 2021-AA, Class C, 2.96%, 03/20/36		190	192,087
Series 2021-AA, Class D, 3.83%, 03/20/36		180	184,412
Navient Private Education Refi Loan Trust(b)(c)
Series 2021-DA, Class C, 3.48%, 04/15/60		770	770,000
Series 2021-DA, Class D, 4.00%, 04/15/60		440	427,680
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		460	466,503
Series 2021-BA, Class B, 2.68%, 04/20/62		1,983	1,983,957
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 1.78%, 10/17/30(a)(b)		250	249,999
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class CR, (3 mo. LIBOR US + 1.80%), 1.93%, 07/20/31(a)(b)		1,162	1,159,173
OCP CLO 2017-13 Ltd., Series 2017-13A, Class A1AR, (3 mo. LIBOR US + 0.96%), 1.08%, 07/15/30(a)(b)(c)		1,000	1,000,000
OCP CLO Ltd., Series 2015-9A, Class BR, (3 mo. LIBOR US + 1.75%), 1.88%, 07/15/27(a)(b)		250	249,719
Octagon Investment Partners 48 Ltd.(a)(b)
Series 2020-3A, Class C, (3 mo. LIBOR US + 2.55%), 2.68%, 10/20/31		1,250	1,250,270
Series 2020-3A, Class D, (3 mo. LIBOR US + 4.00%), 4.13%, 10/20/31		250	250,251
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 2.75%), 2.89%, 01/22/30(a)(b)		500	495,000
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.84%, 05/14/32(b)		2,000	2,067,191
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3 mo. LIBOR US + 3.15%), 3.28%, 10/17/29(a)(b)		875	870,644
OZLM XXI Ltd., Series 2017-21A, Class C, (3 mo. LIBOR US + 2.67%), 2.80%, 01/20/31(a)(b)		1,000	971,439
Palmer Square CLO Ltd.(a)(b)
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 2.88%, 07/20/30		250	249,750
Series 2018-3A, Class B, (3 mo. LIBOR US + 1.90%), 2.02%, 08/15/26		500	500,104
Palmer Square Loan Funding Ltd.(a)(b)
Series 2018-5A, Class D, (3 mo. LIBOR US + 4.25%), 4.38%, 01/20/27		1,000	999,031
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.38%, 04/20/27		1,000	1,000,354
Series 2019-3A, Class B, (3 mo. LIBOR US + 2.10%), 2.23%, 08/20/27		1,750	1,752,623
Series 2019-3A, Class C, (3 mo. LIBOR US + 3.40%), 3.53%, 08/20/27		750	750,544
Series 2019-4A, Class C, (3 mo. LIBOR US + 3.25%), 3.38%, 10/24/27		250	250,060
Series 2020-1A, Class C, (3 mo. LIBOR US + 2.50%), 2.63%, 02/20/28		250	250,308

Security		Par (000)	Value

Asset-Backed Securities (continued)
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 6.81%), 6.93%, 02/14/34(a)(b)	USD	1,300	$1,267,485
PPM CLO 2 Ltd., Series 2019-2A, Class DR, (3 mo. LIBOR US + 3.40%), 3.53%, 04/16/32(a)(b)		250	250,064
Prodigy Finance DAC, Series 2021-1A, Class C, (1 mo. LIBOR US + 3.75%), 3.84%, 07/25/51(a)(b)		250	251,793
Regatta XI Funding Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.85%), 2.98%, 07/17/31(a)(b)		370	368,891
Republic Finance Issuance Trust, Series 2020-A, Class C, 4.05%, 11/20/30(b)		240	247,485
Romark CLO III Ltd., Series 2019-3A, Class C, (3 mo. LIBOR US + 3.90%), 4.03%, 07/15/32(a)(b)		250	250,042
Romark CLO Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 2.15%), 2.29%, 10/23/30(a)(b)		500	499,243
Shackleton CLO Ltd., Series 2015-7RA, Class C, (3 mo. LIBOR US + 2.35%), 2.48%, 07/15/31(a)(b)		250	250,184
SLM Private Education Loan Trust, Series 2014-A, Class B, 3.50%, 11/15/44(b)		425	425,439
SMB Private Education Loan Trust(b)(c)
Series 2021-C, Class C, 3.00%, 01/15/53		190	190,000
Series 2021-C, Class D, 3.93%, 01/15/53		160	160,000
Sterling Coofs Trust(b)(c)
Series 2004-1, Class A, 2.36%, 04/15/29		1,181	11,814
Series 2004-2, Class Note, 2.08%, 03/30/30		1,047	10,472
Structured Asset Securities Corp. Pass-Through Certificates, Series 2002-AL1, Class A2, 3.45%, 02/25/32		139	133,056
TCW CLO Ltd., Series 2020-1A, Class DRR, (3 mo. LIBOR US + 3.40%), 3.58%, 04/20/34(a)(b)		250	248,251
TICP CLO IX Ltd., Series 2017-9A, Class D, (3 mo. LIBOR US + 2.90%), 3.03%, 01/20/31(a)(b)		250	249,997
TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 5.87%, 07/17/31(a)(b)		537	521,715
TICP CLO VIII Ltd., Class B, (3 mo. LIBOR US + 2.15%), 2.28%, 10/20/30(a)(b)		500	500,015
TICP CLO X Ltd., Series 2018-10A, Class E, (3 mo. LIBOR US + 5.50%), 5.63%, 04/20/31(a)(b)		250	244,907
TRESTLES CLO Ltd.(a)(b)
Series 2017-1A, Class B1R, (3 mo. LIBOR US + 1.75%), 1.88%, 04/25/32		1,750	1,743,877
Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 3.03%, 04/25/32		250	249,066
Trimaran CAVU Ltd., Series 2019-2A, Class C, (3 mo. LIBOR US + 4.72%), 4.85%, 11/26/32(a)(b)		500	501,853
Unique Pub Finance Co. PLC(d)
Series M, 7.40%, 03/28/24	GBP	2,544	3,623,230
Series N, 6.46%, 03/30/32		100	161,656
Voya CLO Ltd.(a)(b)
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.25%), 1.38%, 07/15/31	USD	1,000	997,768
Series 2019-3A, Class C, (3 mo. LIBOR US + 2.60%), 2.73%, 10/17/32		1,500	1,500,640
Whitebox Clo I Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 3.15%, 07/24/32(a)(b)		500	500,004
York CLO 1 Ltd., Series 2014-1A, Class CRR, (3 mo. LIBOR US + 2.10%), 2.24%, 10/22/29(a)(b)		250	249,748

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
York Clo Ltd., Series 2016-2A, Class DR, (3 mo. LIBOR US + 3.15%), 3.28%, 04/20/32(a)(b)	USD	1,500	$1,500,200
York Clo-3 Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 3.73%, 10/20/29(a)(b)		1,750	1,750,691

Total Asset-Backed Securities — 8.2% (Cost: $70,052,313)			70,229,782

		Shares

Common Stocks

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.		542	8,434

Oil, Gas & Consumable Fuels — 0.0%
Extraction Oil & Gas, Inc., (Acquired 03/05/21, Cost: $32,643)(e)		2,622	148,012
SM Energy Co.		3,348	88,320

			236,332

Total Common Stocks — 0.0% (Cost: $54,239)			244,766

		Par (000)

Corporate Bonds

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc., 5.40%, 10/01/48	USD	500	673,107

Aerospace & Defense — 1.7%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		30	31,306
Bombardier, Inc.(b)
7.50%, 12/01/24		126	131,040
7.50%, 03/15/25		25	25,531
7.13%, 06/15/26		432	453,600
7.88%, 04/15/27		237	245,704
6.00%, 02/15/28		237	239,666
7.45%, 05/01/34		100	116,875
Eaton Corp., 4.15%, 11/02/42		500	588,481
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(b)		200	206,000
General Electric Co.
6.15%, 08/07/37		2,150	2,965,367
6.88%, 01/10/39		18	26,826
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		371	384,449
Lockheed Martin Corp., 4.09%, 09/15/52		1,410	1,725,437
Raytheon Technologies Corp., 6.13%, 07/15/38		1,450	2,041,286
Rolls-Royce PLC, 5.75%, 10/15/27(b)		600	663,000
Smiths Group PLC, 3.63%, 10/12/22(b)		360	371,739
Spirit AeroSystems, Inc., 5.50%, 01/15/25(b)		121	127,957
TransDigm, Inc.
8.00%, 12/15/25(b)		468	499,005
6.25%, 03/15/26(b)		2,917	3,040,972
6.38%, 06/15/26		60	61,900
7.50%, 03/15/27		71	74,372
4.63%, 01/15/29		184	183,679

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued)
4.88%, 05/01/29	USD	203	$203,378
Triumph Group, Inc., 8.88%, 06/01/24(b)		575	632,500

			15,040,070

Airlines — 1.1%
Air Canada, 3.88%, 08/15/26(b)		281	283,543
American Airlines Pass-Through Trust
Series 2013-2, Class A, 4.95%, 07/15/24		859	878,007
Series 2015-2, Class A, 4.00%, 09/22/27		1,109	1,079,363
Series 2015-2, Class AA, 3.60%, 03/22/29		1,109	1,148,608
American Airlines, Inc., 11.75%, 07/15/25(b)		159	196,763
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26		494	519,223
5.75%, 04/20/29		539	581,230
Avianca Holdings SA, Series IAI, (9.00% PIK), 9.00%, 03/31/22(b)(f)		146	145,130
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)		92	102,580
Gol Finance SA, 7.00%, 01/31/25(b)		200	189,475
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)		168	175,770
Latam Finance Ltd., 6.88%, 04/11/24(b)(g)(h)		257	231,669
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)		454	493,689
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27		389	435,911
Series 2020-1, Class B, 4.88%, 07/15/27		33	34,626
Series A, Class A, 4.30%, 08/15/25		2,612	2,803,682
United Airlines, Inc.(b)
4.38%, 04/15/26		310	318,138
4.63%, 04/15/29		281	290,399

			9,907,806

Auto Components — 0.5%
Aptiv PLC, 4.40%, 10/01/46		465	552,749
Clarios Global LP, 6.75%, 05/15/25(b)		154	162,470
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26(d)	EUR	100	119,746
6.25%, 05/15/26(b)	USD	659	692,378
8.50%, 05/15/27(b)		1,587	1,688,171
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		227	237,650
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(b)(i)		75	75,000
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(b)		88	93,390
5.25%, 07/15/31(b)		215	228,975
5.63%, 04/30/33		217	236,530
ZF Finance GmbH, 3.75%, 09/21/28(d)	EUR	100	126,260

			4,213,319

Automobiles — 1.1%
Allison Transmission, Inc.(b)
5.88%, 06/01/29	USD	139	151,239
3.75%, 01/30/31		190	184,775
Asbury Automotive Group, Inc.
4.50%, 03/01/28		18	18,473
4.75%, 03/01/30		84	87,675
Carvana Co.(b)
5.50%, 04/15/27		197	201,078
4.88%, 09/01/29		151	149,535

3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
Constellation Automotive Financing PLC, 4.88%, 07/15/27(d)	GBP	100	$133,676
Ford Motor Co.
0.00%, 03/15/26(b)(j)(k)	USD	150	161,719
4.35%, 12/08/26		7	7,455
4.75%, 01/15/43		2,000	2,096,260
5.29%, 12/08/46		19	21,161
Ford Motor Credit Co. LLC
4.69%, 06/09/25		200	214,000
4.13%, 08/04/25		279	295,042
4.39%, 01/08/26		200	213,250
2.70%, 08/10/26		200	200,400
3.82%, 11/02/27		200	207,500
2.90%, 02/16/28		200	199,750
General Motors Co., 6.25%, 10/02/43		2,506	3,375,450
General Motors Financial Co., Inc., 4.25%, 05/15/23		807	852,548
Group 1 Automotive, Inc., 4.00%, 08/15/28(b)		30	30,525
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		82	84,255
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		198	203,161
Lithia Motors, Inc., 3.88%, 06/01/29(b)		89	92,378
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		70	67,653
Penske Automotive Group, Inc.
3.50%, 09/01/25		45	46,294
3.75%, 06/15/29		46	46,259
Wabash National Corp.(b)
5.50%, 10/01/25		176	178,446
4.50%, 10/15/28(i)		149	148,814

			9,668,771

Banks — 1.6%
American Finance Trust, Inc./American Finance Operating Partner LP, 4.50%, 09/30/28(b)(i)		44	44,000
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25(d)	EUR	100	118,438
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(a)(l)	USD	2,200	2,389,750
Bangkok Bank PCL(a)(d)
(5 year CMT + 1.90%), 3.73%, 09/25/34		288	292,817
(5 year CMT + 4.73%), 5.00%(l)		400	415,950
Bank Leumi Le-Israel BM, (5 year CMT + 1.63%), 3.28%, 01/29/31(a)(b)(d)		281	286,356
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(d)		252	257,698
Bank of Communications Co. Ltd., (5 year CMT + 3.35%), 3.80%(a)(d)(l)		518	536,259
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(a)(d)(l)		250	261,250
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25(d)		200	203,772
Cooperatieve Rabobank UA, 3.95%, 11/09/22		1,500	1,557,050
Intesa Sanpaolo SpA
5.02%, 06/26/24(b)		3,151	3,401,927
(5 year EUR Swap + 5.75%), 5.88%, 03/04/29(a)(d)	EUR	100	129,582
Itau Unibanco Holding SA/Cayman Island, 5.13%, 05/13/23(b)	USD	200	209,325
Krung Thai Bank PCL/Cayman Islands, (5 year CMT + 3.53%), 4.40%(a)(d)(l)		252	251,370

Security		Par (000)	Value

Banks (continued)
Standard Chartered PLC, (5 year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)	USD	500	$550,467
Wells Fargo & Co.
3.90%, 05/01/45		2,250	2,618,526
(5 year CMT + 3.45%), 3.90%(a)(l)		245	252,656

			13,777,193

Beverages — 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(m)		4,600	5,654,388
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(f)		701	744,707
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC, 4.00%, 09/01/29(b)		606	612,818
Ardagh Packaging Finance PLC/Ardagh Holdings
USA, Inc., 5.25%, 08/15/27(b)		442	449,958
Ball Corp.
5.25%, 07/01/25		12	13,395
3.13%, 09/15/31		279	275,534
Central American Bottling Corp., 5.75%, 01/31/27(b)		222	227,800
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		23	28,405
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)		431	434,771
Silgan Holdings, Inc., 4.13%, 02/01/28		7	7,193
Trivium Packaging Finance BV(b)
5.50%, 08/15/26		205	214,699
8.50%, 08/15/27		738	792,427

			9,456,095

Biotechnology — 0.2%
Baxalta, Inc., 5.25%, 06/23/45		500	667,418
Emergent BioSolutions, Inc., 3.88%, 08/15/28(b)		51	49,597
Gilead Sciences, Inc., 4.80%, 04/01/44		1,000	1,258,521
HCRX Investments Holdco LP, 4.50%, 08/01/29(b)		89	89,445

			2,064,981

Building Materials — 0.3%
APi Group DE, Inc., 4.13%, 07/15/29(b)		89	87,207
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(b)		337	358,223
CP Atlas Buyer, Inc., 7.00%, 12/01/28(b)		180	180,450
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(b)		232	248,240
Griffon Corp., 5.75%, 03/01/28		44	46,200
Jeld-Wen, Inc.(b)
6.25%, 05/15/25		98	103,390
4.63%, 12/15/25		37	37,567
4.88%, 12/15/27		11	11,462
Masonite International Corp.(b)
3.50%, 02/15/30		145	143,912
Class C, 5.38%, 02/01/28		17	17,901
New Enterprise Stone & Lime Co., Inc.(b)
6.25%, 03/15/26		53	54,802
9.75%, 07/15/28(i)		26	28,275
Patrick Industries, Inc., 4.75%, 05/01/29(b)		43	43,860
SRM Escrow Issuer LLC, 6.00%, 11/01/28(b)		327	346,211
Standard Industries, Inc.(b)
4.75%, 01/15/28		54	56,025
4.38%, 07/15/30		249	253,980

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Materials (continued)
Standard Industries, Inc.(b) (continued)
3.38%, 01/15/31	USD	13	$12,372
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		117	122,850
Victors Merger Corp., 6.38%, 05/15/29(b)		107	102,453

			2,255,380

Building Products — 0.7%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(b)		248	258,912
BCPE Ulysses Intermediate, Inc., (7.75% Cash or 8.50% PIK), 7.75%, 04/01/27(b)(f)		39	38,707
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(b)		68	67,575
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		131	128,380
GYP Holdings III Corp., 4.63%, 05/01/29(b)		159	160,789
Home Depot, Inc., 5.88%, 12/16/36		1,660	2,341,423
LBM Acquisition LLC, 6.25%, 01/15/29(b)		326	325,837
Lowe’s Cos., Inc., 4.38%, 09/15/45		1,000	1,192,506
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)(i)		76	76,000
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)		195	204,750
SRS Distribution, Inc.(b)
4.63%, 07/01/28		293	298,919
6.13%, 07/01/29		233	239,990
White Cap Buyer LLC, 6.88%, 10/15/28(b)		277	292,235
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(b)(f)		142	146,615

			5,772,638

Capital Markets — 2.3%
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(a)(l)		5,195	5,358,643
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		145	151,706
FMR LLC, 4.95%, 02/01/33(b)		2,300	2,869,291
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24		112	116,480
6.25%, 05/15/26		57	59,565
5.25%, 05/15/27		363	376,613
4.38%, 02/01/29		134	133,833
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		200	194,750
NFP Corp.(b)
4.88%, 08/15/28(i)		293	297,981
6.88%, 08/15/28		324	330,820
Northern Trust Corp., 3.95%, 10/30/25(m)		8,000	8,932,602
Raymond James Financial, Inc., 4.95%, 07/15/46		400	516,670
RP Escrow Issuer LLC, 5.25%, 12/15/25(b)		104	106,990

			19,445,944

Chemicals — 0.6%
Air Liquide Finance SA, 3.50%, 09/27/46(b)		360	408,235
Ashland LLC, 3.38%, 09/01/31(b)		237	239,074
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		198	192,555
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)		219	250,796
Diamond (BC) BV, 4.63%, 10/01/29(b)		177	179,655
Element Solutions, Inc., 3.88%, 09/01/28(b)		611	617,110
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		101	103,273
HB Fuller Co., 4.25%, 10/15/28		66	67,155
Herens Holdco Sarl, 4.75%, 05/15/28(b)		200	201,000

Security		Par (000)	Value

Chemicals (continued)
Herens Midco Sarl, 5.25%, 05/15/29(d)	EUR	100	$112,360
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	USD	226	249,165
Ingevity Corp., 3.88%, 11/01/28(b)		57	56,858
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		114	118,275
Monitchem HoldCo 3 SA, 5.25%, 03/15/25(d)	EUR	100	118,730
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	41	42,845
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48(b)		200	234,788
SCIH Salt Holdings, Inc.(b)
4.88%, 05/01/28		172	172,860
6.63%, 05/01/29		121	116,160
Scotts Miracle-Gro Co.(b)
4.00%, 04/01/31		177	176,667
4.38%, 02/01/32		18	18,146
Sherwin-Williams Co., 4.50%, 06/01/47		350	424,264
Valvoline, Inc., 3.63%, 06/15/31(b)		1	988
WESCO Distribution, Inc.(b)
7.13%, 06/15/25		117	124,854
7.25%, 06/15/28		252	279,090
WR Grace Holdings LLC(b)
5.63%, 10/01/24		21	22,995
5.63%, 08/15/29		637	656,116

			5,184,014

Commercial Services & Supplies — 0.2%
ADT Security Corp., 4.88%, 07/15/32(b)		145	146,269
APX Group, Inc., 5.75%, 07/15/29(b)		181	178,656
ASGN, Inc., 4.63%, 05/15/28(b)		62	64,170
Avis Budget Car Rental LLC/Avis Budget Finance,
Inc., 5.38%, 03/01/29(b)		71	75,040
EC Finance PLC, 3.00%, 10/15/26(d)(i)	EUR	100	116,484
Fortress Transportation & Infrastructure Investors LLC(b)
6.50%, 10/01/25	USD	50	51,469
5.50%, 05/01/28		210	211,412
Herc Holdings, Inc., 5.50%, 07/15/27(b)		178	186,762
Intertrust Group BV, 3.38%, 11/15/25(d)	EUR	100	117,810
Metis Merger Sub LLC, 6.50%, 05/15/29(b)	USD	145	141,013
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		162	168,026
Prime Security Services Borrower LLC/Prime
Finance, Inc.(b)
5.75%, 04/15/26		78	84,377
3.38%, 08/31/27		26	24,944
6.25%, 01/15/28		3	3,101
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		200	205,750
United Rentals North America, Inc., 5.25%, 01/15/30		40	43,800

			1,819,083

Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28(b)		400	420,588
CommScope Technologies LLC, 6.00%, 06/15/25(b)		5	5,063
CommScope, Inc.(b)
8.25%, 03/01/27		130	136,074
7.13%, 07/01/28		273	278,588
4.75%, 09/01/29		341	340,574
Nokia OYJ
4.38%, 06/12/27		31	34,022
6.63%, 05/15/39		88	120,120

5

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Communications Equipment (continued)
ViaSat, Inc., 6.50%, 07/15/28(b)	USD	216	$227,496
Viavi Solutions, Inc., 3.75%, 10/01/29(b)		197	197,433

			1,759,958

Construction & Engineering — 0.5%
ITR Concession Co. LLC, 4.20%, 07/15/25(b)		4,000	4,251,545

Construction Materials(b) — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28		75	76,594
3.88%, 11/15/29		32	31,910
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		74	73,630
H&E Equipment Services, Inc., 3.88%, 12/15/28		37	36,856
IAA, Inc., 5.50%, 06/15/27		12	12,540
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(i)		55	55,619
Picasso Finance Sub, Inc., 6.13%, 06/15/25		175	185,043
Williams Scotsman International, Inc., 4.63%, 08/15/28		162	168,757
Winnebago Industries, Inc., 6.25%, 07/15/28		92	98,900
Wolverine Escrow LLC, 9.00%, 11/15/26		32	29,560

			769,409

Consumer Discretionary — 0.5%
Carnival Corp.(b)
10.50%, 02/01/26		523	606,785
5.75%, 03/01/27		416	430,040
9.88%, 08/01/27		156	180,041
4.00%, 08/01/28		664	670,640
CoreLogic, Inc., 4.50%, 05/01/28(b)		240	238,500
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/26(b)		60	61,500
Life Time, Inc.(b)
5.75%, 01/15/26		174	180,090
8.00%, 04/15/26		118	125,080
NCL Corp. Ltd., 5.88%, 03/15/26(b)		159	162,975
NCL Finance Ltd., 6.13%, 03/15/28(b)		344	356,900
Nielsen Finance LLC/Nielsen Finance Co.(b)
5.63%, 10/01/28		208	215,800
5.88%, 10/01/30		149	156,878
4.75%, 07/15/31		37	35,992
Royal Caribbean Cruises Ltd.(b)
10.88%, 06/01/23		61	68,320
9.13%, 06/15/23		103	111,941
11.50%, 06/01/25		82	93,562
5.50%, 08/31/26		53	54,481
5.50%, 04/01/28		288	294,569
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(d)	EUR	88	104,843
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	USD	124	124,000
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/26(b)		46	48,034

			4,320,971

Consumer Finance — 0.8%
American Express Co., (5 year CMT + 2.85%), 3.55%(a)(l)		500	509,425
HealthEquity, Inc., 4.50%, 10/01/29(b)(i)		192	194,880
MoneyGram International, Inc., 5.38%, 08/01/26(b)		72	73,080
Moody’s Corp., 4.50%, 09/01/22		1,800	1,847,969
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(b)		220	219,395

Security		Par (000)	Value

Consumer Finance (continued)
Muthoot Finance Ltd.
6.13%, 10/31/22(b)	USD	247	$254,456
4.40%, 09/02/23(d)		400	406,200
Navient Corp.
7.25%, 09/25/23		46	50,164
6.13%, 03/25/24		67	71,740
5.88%, 10/25/24		39	41,633
5.00%, 03/15/27		58	59,740
OneMain Finance Corp.
7.13%, 03/15/26		49	56,779
3.50%, 01/15/27		206	206,093
6.63%, 01/15/28		141	162,150
5.38%, 11/15/29		36	39,019
Sabre GLBL, Inc.(b)
9.25%, 04/15/25		153	176,836
7.38%, 09/01/25		64	68,211
Shift4 Payments Inc., 0.00%, 12/15/25(b)(j)(k)		236	283,472
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		192	200,400
Square, Inc., 3.50%, 06/01/31(b)		421	431,832
Verscend Escrow Corp., 9.75%, 08/15/26(b)		1,279	1,347,746

			6,701,220

Containers & Packaging — 0.2%
Celulosa Arauco y Constitucion SA, 4.20%, 01/29/30(d)		200	215,225
Graphic Packaging International LLC(b)
4.75%, 07/15/27		53	57,373
3.50%, 03/15/28		11	11,165
International Paper Co., 6.00%, 11/15/41		870	1,216,338
Intertape Polymer Group, Inc., 4.38%, 06/15/29(b)		91	92,512
Klabin Austria GmbH, 3.20%, 01/12/31(b)		200	191,000
LABL, Inc., 10.50%, 07/15/27(b)		161	173,477
Sealed Air Corp., 4.00%, 12/01/27(b)		49	52,180
Suzano Austria GmbH
3.75%, 01/15/31		80	81,980
3.13%, 01/15/32		105	101,207

			2,192,457

Diversified Consumer Services — 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.63%, 07/15/26		787	832,079
9.75%, 07/15/27		417	453,686
6.00%, 06/01/29		441	435,174
Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28		1,041	1,038,649
Ascend Learning LLC, 6.88%, 08/01/25		461	469,241
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		265	265,000
4.88%, 07/01/29		348	348,679
Garda World Security Corp.(b)
4.63%, 02/15/27		191	191,000
9.50%, 11/01/27		107	115,811
Graham Holdings Co., 5.75%, 06/01/26(b)		27	28,196
Rekeep SpA, 7.25%, 02/01/26(d)	EUR	100	124,872
Service Corp. International, 4.00%, 05/15/31	USD	448	463,120
Sotheby’s, 7.38%, 10/15/27(b)		265	280,238

			5,045,745

Diversified Financial Services — 4.3%
Acuris Finance US, Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		272	270,640

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Arrow Global Finance PLC, 5.13%, 09/15/24(d)	GBP	100	$134,740
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)	USD	200	196,938
Bank of America Corp., 3.25%, 10/21/27(m)		4,000	4,319,036
Barclays PLC, 3.65%, 03/16/25(m)		4,320	4,642,075
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(a)(b)(l)		2,000	2,042,500
Central Garden & Pet Co.
4.13%, 10/15/30		127	129,858
4.13%, 04/30/31(b)		132	134,049
Citigroup, Inc.(a)(l)
(5 year CMT + 3.42%), 3.88%		3,160	3,227,150
Series W, (5 year CMT + 3.60%), 4.00%		105	108,801
Coinbase Global, Inc.(b)
3.38%, 10/01/28		204	196,009
3.63%, 10/01/31		197	187,273
Credit Agricole SA, (5 year USD Swap + 4.90%), 7.88%(a)(b)(l)		1,000	1,113,790
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(d)	GBP	100	140,747
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(f)	USD	217	213,113
Goldman Sachs Group, Inc.
3.75%, 05/22/25(m)		8,965	9,715,101
Series R, (5 year CMT + 3.22%), 4.95%(a)(l)		465	492,900
HSBC Holdings PLC
6.10%, 01/14/42		610	876,886
(5 year CMT + 3.25%), 4.70%(a)(l)		275	278,781
(5 year USD ICE Swap + 4.37%), 6.38%(a)(l)		1,750	1,909,985
Intercontinental Exchange, Inc., 4.00%, 10/15/23		470	502,590
Intrum AB, 3.00%, 09/15/27(d)	EUR	100	115,269
ION Trading Technologies Sarl, 5.75%, 05/15/28(b)	USD	200	203,925
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)		220	223,025
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
4.25%, 02/01/27		94	93,060
4.75%, 06/15/29		93	92,344
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(a)(l)		595	684,577
Manappuram Finance Ltd., 5.90%, 01/13/23(d)		400	410,575
Morgan Stanley
4.00%, 07/23/25		905	997,040
3.13%, 07/27/26		2,000	2,152,564
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)		200	201,100
Shriram Transport Finance Co. Ltd.(d)
5.95%, 10/24/22		200	203,225
5.10%, 07/16/23		489	497,038
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		79	84,925
5.50%, 07/15/30		104	115,180
3.88%, 03/15/31		31	31,323
UBS Group AG, (5 year CMT + 3.31%), 4.38%(a)(b)(l)		200	202,040

			37,140,172

Diversified Telecommunication Services — 4.0%
AT&T, Inc.
6.10%, 07/15/40		830	1,101,885
6.38%, 03/01/41		520	736,435
5.15%, 03/15/42		2,400	2,974,204
4.75%, 05/15/46		2,710	3,241,557
3.65%, 06/01/51		350	356,646
Axtel SAB de CV, 6.38%, 11/14/24(b)		200	206,037

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Cincinnati Bell, Inc.(b)
7.00%, 07/15/24	USD	144	$146,553
8.00%, 10/15/25		45	46,899
Consolidated Communications, Inc., 6.50%, 10/01/28(b)		333	361,721
Level 3 Financing, Inc.(b)
4.25%, 07/01/28		152	153,175
3.75%, 07/15/29		125	120,810
Lumen Technologies, Inc.
5.13%, 12/15/26(b)		426	441,975
4.50%, 01/15/29(b)		202	195,734
5.38%, 06/15/29(b)		339	345,902
Series P, 7.60%, 09/15/39		75	84,000
Series U, 7.65%, 03/15/42		225	252,000
Series W, 6.75%, 12/01/23		74	81,123
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(f)		157	146,991
Sprint Capital Corp.
6.88%, 11/15/28		928	1,187,840
8.75%, 03/15/32		480	717,053
Switch Ltd.(b)
3.75%, 09/15/28		234	237,510
4.13%, 06/15/29		271	278,114
Telecom Italia Capital SA
6.38%, 11/15/33		131	152,445
6.00%, 09/30/34		337	378,282
7.20%, 07/18/36		60	73,500
7.72%, 06/04/38		79	101,120
Telecom Italia SpA(d)
3.00%, 09/30/25	EUR	100	122,949
1.63%, 01/18/29		100	113,373
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(b)(i)	USD	95	94,169
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(b)		237	242,036
Verizon Communications, Inc.
6.40%, 02/15/38		5,700	7,921,425
6.55%, 09/15/43(m)		6,751	10,517,257
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		629	626,000
6.13%, 03/01/28		848	859,685

			34,616,405

Electric Utilities — 3.3%
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	577,536
Duke Energy Carolinas LLC
6.10%, 06/01/37		640	875,435
6.00%, 01/15/38		1,675	2,328,915
Duke Energy Florida LLC
6.35%, 09/15/37		2,775	4,012,794
6.40%, 06/15/38		770	1,123,729
E.ON International Finance BV, 6.65%, 04/30/38(b)		3,100	4,519,103
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		201	199,769
Energuate Trust, 5.88%, 05/03/27(b)		201	208,010
FirstEnergy Corp.
2.65%, 03/01/30		110	109,450
Series B, 4.40%, 07/15/27		91	99,843
Series B, 2.25%, 09/01/30		14	13,510
Series C, 7.38%, 11/15/31		29	39,616
Series C, 5.35%, 07/15/47		342	417,026
Series C, 3.40%, 03/01/50		376	361,471

7

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
FirstEnergy Transmission LLC(b)
5.45%, 07/15/44	USD	254	$323,735
4.55%, 04/01/49		109	127,573
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(b)		3	3,165
Ohio Power Co., Series D, 6.60%, 03/01/33		3,000	4,064,076
PacifiCorp, 6.25%, 10/15/37		1,225	1,729,372
PG&E Corp., 5.25%, 07/01/30		132	135,135
Public Power Corp SA, 3.88%, 03/30/26(d)	EUR	100	120,758
Southern California Edison Co., 5.63%, 02/01/36	USD	1,300	1,637,323
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37		3,920	5,423,079

			28,450,423

Electrical Equipment(b) — 0.0%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		212	219,950
GrafTech Finance, Inc., 4.63%, 12/15/28		91	93,389

			313,339

Electronic Equipment, Instruments & Components — 0.4%
Belden, Inc., 3.38%, 07/15/31(d)	EUR	100	120,175
BWX Technologies, Inc., 4.13%, 06/30/28(b)	USD	169	173,436
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29		54	55,350
Corning, Inc., 4.38%, 11/15/57		2,000	2,398,940
Energizer Holdings, Inc.(b)
4.75%, 06/15/28		57	57,983
4.38%, 03/31/29		13	12,902
Imola Merger Corp., 4.75%, 05/15/29(b)		187	193,455
Xerox Corp., 4.80%, 03/01/35		122	122,024

			3,134,265

Energy Equipment & Services — 0.3%
Anton Oilfield Services Group/Hong Kong, 7.50%, 12/02/22(d)		200	198,537
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		227	238,350
6.25%, 04/01/28		447	462,299
ChampionX Corp., 6.38%, 05/01/26		70	72,800
Halliburton Co., 5.00%, 11/15/45		500	599,055
Pioneer Energy Services Corp.(b)(c)(f)
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25		213	235,517
(5.00% PIK), 5.00%, 11/15/25(j)		159	186,089
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		215	223,858
6.88%, 09/01/27		413	437,202
Vallourec SA, 8.50%, 06/30/26(d)	EUR	17	20,157

			2,673,864

Entertainment — 0.0%
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)(i)	USD	152	148,094

Environmental, Maintenance, & Security Service — 0.2%
Clean Harbors, Inc., 5.13%, 07/15/29(b)		109	119,355
Covanta Holding Corp., 5.00%, 09/01/30		93	93,930
GFL Environmental, Inc.(b)
4.25%, 06/01/25		98	101,062
3.75%, 08/01/25		18	18,518
5.13%, 12/15/26		135	141,765
4.00%, 08/01/28		272	269,960
3.50%, 09/01/28		131	131,819
4.75%, 06/15/29		223	229,132

Security		Par (000)	Value

Environmental, Maintenance, & Security Service (continued)
GFL Environmental, Inc.(b) (continued)
4.38%, 08/15/29	USD	92	$92,920
Stericycle, Inc., 3.88%, 01/15/29(b)		108	108,660
Tervita Corp., 11.00%, 12/01/25(b)(n)		82	92,784
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		318	321,180

			1,721,085

Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/50		550	636,663
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27(b)		120	118,800
Crown Castle International Corp., 2.90%, 04/01/41		350	337,371
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)		110	114,125
ERP Operating LP, 4.50%, 06/01/45		1,155	1,455,475
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		95	94,330
Healthpeak Properties, Inc., 4.00%, 06/01/25		2,000	2,184,008
Iron Mountain, Inc.(b)
5.25%, 03/15/28		77	80,465
5.25%, 07/15/30		150	159,185
5.63%, 07/15/32		179	191,977
LMIRT Capital Pte Ltd., 7.25%, 06/19/24(d)		250	259,656
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24		42	45,675
4.63%, 06/15/25(b)		145	156,238
4.50%, 09/01/26		198	215,325
5.75%, 02/01/27		16	18,400
4.50%, 01/15/28		205	223,962
3.88%, 02/15/29(b)		208	221,520
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		28	29,505
4.63%, 08/01/29		376	403,448
3.50%, 03/15/31		619	631,380
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		304	314,631
4.50%, 02/15/29(b)		4	4,008
RLJ Lodging Trust LP(b)
3.75%, 07/01/26		92	92,460
4.00%, 09/15/29		66	65,897
Simon Property Group LP, 4.75%, 03/15/42		1,670	2,050,671
Starwood Property Trust, Inc., 5.00%, 12/15/21		33	33,066
Trust Fibra Uno, 6.95%, 01/30/44(d)		476	587,354
Ventas Realty LP, 4.13%, 01/15/26		870	961,050

			11,686,645

Food & Staples Retailing — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		94	95,410
7.50%, 03/15/26		65	70,200
4.63%, 01/15/27		104	109,100
5.88%, 02/15/28		219	233,235
4.88%, 02/15/30		95	102,363
Cydsa SAB de CV, 6.25%, 10/04/27(b)		319	331,122
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)		200	205,662
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24(d)		200	204,850

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing (continued)
Kraft Heinz Foods Co.
4.25%, 03/01/31	USD	309	$349,331
5.00%, 07/15/35		85	104,530
6.88%, 01/26/39		160	236,213
4.63%, 10/01/39		53	61,771
6.50%, 02/09/40		110	156,200
5.00%, 06/04/42		86	105,465
5.20%, 07/15/45		95	118,992
4.38%, 06/01/46		275	312,900
4.88%, 10/01/49		600	730,257
5.50%, 06/01/50		877	1,157,088
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(b)		53	58,260
Ocado Group PLC, 3.88%, 10/08/26(d)(i)	GBP	100	134,740
Performance Food Group, Inc., 4.25%, 08/01/29(b)	USD	228	228,570
Post Holdings, Inc.(b)
4.63%, 04/15/30		47	47,363
4.50%, 09/15/31		153	151,184
US Foods, Inc., 4.75%, 02/15/29(b)		203	208,329

			5,513,135

Food Products(b) — 0.3%
Aramark Services, Inc.
5.00%, 04/01/25		46	47,079
5.00%, 02/01/28		163	167,483
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 04/15/25		262	272,611
4.63%, 11/15/28		162	167,265
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%),
5.95%(a)(l)		200	209,475
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28		93	100,603
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.50%, 04/15/29		196	219,030
3.75%, 12/01/31		296	307,997
MHP Lux SA, 6.25%, 09/19/29		400	405,180
Pilgrim’s Pride Corp., 3.50%, 03/01/32		348	353,872
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29		193	194,447

			2,445,042

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		90	93,375

Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc., 4.63%, 07/15/28(b)		308	324,170
Hologic, Inc., 3.25%, 02/15/29(b)		25	25,012
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(b)
7.38%, 06/01/25		240	253,200
7.25%, 02/01/28		721	771,560
Thermo Fisher Scientific, Inc., 5.30%, 02/01/44		1,000	1,376,389

			2,750,331

Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.(b)
5.50%, 07/01/28		66	69,379
5.00%, 04/15/29		91	94,754
AdaptHealth LLC(b)
6.13%, 08/01/28		98	104,125
4.63%, 08/01/29		73	72,945

Security		Par (000)	Value

Health Care Providers & Services (continued)
AdaptHealth LLC(b) (continued)
5.13%, 03/01/30	USD	68	$68,034
Aetna, Inc., 4.50%, 05/15/42		575	687,100
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		185	186,850
Anthem, Inc.
2.75%, 10/15/42(j)		86	453,917
4.38%, 12/01/47		1,000	1,206,445
3.60%, 03/15/51		600	655,491
Cano Health LLC, 6.25%, 10/01/28(b)		61	61,610
Centene Corp.
4.25%, 12/15/27		66	69,079
2.45%, 07/15/28		417	419,085
4.63%, 12/15/29		666	725,807
3.00%, 10/15/30		498	510,450
2.50%, 03/01/31		807	795,904
2.63%, 08/01/31		285	283,073
CHS/Community Health Systems, Inc.(b)
6.63%, 02/15/25		386	403,852
8.00%, 03/15/26		1,093	1,159,099
5.63%, 03/15/27		419	438,747
6.00%, 01/15/29		332	351,920
6.13%, 04/01/30		203	197,260
DaVita, Inc., 4.63%, 06/01/30(b)		7	7,200
Encompass Health Corp.
4.50%, 02/01/28		31	32,008
4.75%, 02/01/30		260	273,455
4.63%, 04/01/31		141	148,198
HCA, Inc.
5.63%, 09/01/28		103	122,539
5.88%, 02/01/29		126	151,413
3.50%, 09/01/30		597	632,456
5.50%, 06/15/47		1,090	1,413,463
Legacy LifePoint Health LLC(b)
6.75%, 04/15/25		130	136,610
4.38%, 02/15/27		65	64,838
LifePoint Health, Inc., 5.38%, 01/15/29(b)		302	293,695
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/29(b)		113	117,130
ModivCare, Inc., 5.88%, 11/15/25(b)		48	50,760
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		146	151,895
3.88%, 11/15/30		189	197,505
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	848,362
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		211	226,297
RegionalCare Hospital Partners Holdings,
Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		68	71,825
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25		378	384,615
10.00%, 04/15/27		475	513,000
Tenet Healthcare Corp.(b)
4.63%, 09/01/24		98	100,205
7.50%, 04/01/25		119	126,289
4.88%, 01/01/26		489	506,076
6.25%, 02/01/27		13	13,488
5.13%, 11/01/27		350	364,875
4.63%, 06/15/28		55	56,989
6.13%, 10/01/28		266	279,426
4.25%, 06/01/29		202	205,030

			16,504,568

Health Care Technology — 0.2%
Catalent Pharma Solutions, Inc. 2.38%, 03/01/28(d)	EUR	100	117,159

9

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Technology (continued)
Catalent Pharma Solutions, Inc. (continued)
3.13%, 02/15/29(b)	USD	123	$120,780
3.50%, 04/01/30(b)		314	314,000
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(b)		518	521,885
Charles River Laboratories International, Inc.(b)
4.25%, 05/01/28		67	69,536
3.75%, 03/15/29		23	23,489
4.00%, 03/15/31		66	69,150
IQVIA, Inc.(b)
5.00%, 10/15/26		280	286,964
5.00%, 05/15/27		266	276,289
MEDNAX, Inc., 6.25%, 01/15/27(b)		85	89,356
Syneos Health, Inc., 3.63%, 01/15/29(b)		216	215,395

			2,104,003

Hotels, Restaurants & Leisure — 2.1%
1011778 BC ULC/New Red Finance, Inc.(b)
3.88%, 01/15/28		289	291,847
4.38%, 01/15/28		170	172,586
Accor SA, (5 year EUR Swap + 4.56%), 4.38%(a)(d)(l)	EUR	100	119,515
Affinity Gaming, 6.88%, 12/15/27(b)	USD	23	24,190
Boyd Gaming Corp.
8.63%, 06/01/25(b)		65	70,444
4.75%, 12/01/27		121	124,713
4.75%, 06/15/31(b)		254	261,937
Boyne USA, Inc., 4.75%, 05/15/29(b)		166	171,395
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		652	686,398
8.13%, 07/01/27		910	1,023,045
4.63%, 10/15/29		262	265,275
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		96	101,206
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)		379	393,686
Champion Path Holdings Ltd.(d)
4.50%, 01/27/26		200	204,000
4.85%, 01/27/28		400	404,825
Churchill Downs, Inc., 4.75%, 01/15/28(b)		122	127,642
Corvias Campus Living USG LLC, 5.30%, 07/01/50(c)		5,637	3,924,395
Everi Holdings, Inc., 5.00%, 07/15/29(b)		35	35,864
Fortune Star BVI Ltd.(d)
5.95%, 01/29/23		200	202,975
6.75%, 07/02/23		250	258,484
5.95%, 10/19/25		400	407,000
5.00%, 05/18/26		400	395,000
5.05%, 01/27/27		200	195,500
Golden Nugget, Inc., 6.75%, 10/15/24(b)		462	462,601
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(b)		39	40,755
4.88%, 01/15/30		254	272,481
4.00%, 05/01/31(b)		184	186,760
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		44	45,486
McDonald’s Corp., 3.70%, 02/15/42		1,750	1,922,834
Melco Resorts Finance Ltd., 5.25%, 04/26/26(d)		250	251,375
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		200	206,500
MGM China Holdings Ltd., 5.88%, 05/15/26(d)		450	459,647
MGM Resorts International, 7.75%, 03/15/22		19	19,523

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	USD	175	$178,281
Penn National Gaming, Inc., 4.13%, 07/01/29(b)		61	60,292
Powdr Corp., 6.00%, 08/01/25(b)(n)		240	252,000
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		79	79,790
5.88%, 09/01/31		79	79,813
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26(b)		121	123,571
Scientific Games International, Inc.
8.63%, 07/01/25(b)		136	147,279
3.38%, 02/15/26(d)	EUR	100	116,715
8.25%, 03/15/26(b)	USD	203	215,434
7.00%, 05/15/28(b)		100	107,875
7.25%, 11/15/29(b)		96	107,869
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		402	428,130
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25(d)	GBP	100	141,612
Studio City Finance Ltd., 6.00%, 07/15/25(d)	USD	300	297,000
Vail Resorts, Inc., 6.25%, 05/15/25(b)		105	111,038
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		104	108,569
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)(m)		125	126,248
Wynn Macau Ltd.(d)
4.88%, 10/01/24		200	193,475
5.50%, 01/15/26		317	306,301
5.50%, 10/01/27		200	192,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
7.75%, 04/15/25		163	171,968
5.13%, 10/01/29		419	422,142
Yum! Brands, Inc.
4.75%, 01/15/30(b)		2	2,168
3.63%, 03/15/31		62	62,331
5.35%, 11/01/43		44	48,400

			17,810,185

Household Durables — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		68	68,662
4.63%, 04/01/30		68	68,383
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(b)
5.00%, 06/15/29		141	144,180
4.88%, 02/15/30		202	206,040
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		173	183,030
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)		215	249,373
Forestar Group, Inc., 3.85%, 05/15/26(b)		70	69,913
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		206	216,300
KB Home, 4.00%, 06/15/31		65	66,706
Mattamy Group Corp., 4.63%, 03/01/30(b)		135	137,950
Meritage Homes Corp., 5.13%, 06/06/27		35	38,981
NCR Corp.(b)
5.00%, 10/01/28		73	74,592
5.13%, 04/15/29		107	110,344
6.13%, 09/01/29		57	61,845
5.25%, 10/01/30		74	77,591
Newell Brands, Inc., 6.00%, 04/01/46		75	96,937

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
Taylor Morrison Communities, Inc.(b)
5.88%, 06/15/27	USD	119	$135,660
5.13%, 08/01/30		37	39,822
Tempur Sealy International, Inc.(b)
4.00%, 04/15/29		183	188,490
3.88%, 10/15/31		186	186,232
Toll Brothers Finance Corp., 4.35%, 02/15/28		8	8,760
Tri Pointe Homes, Inc., 5.25%, 06/01/27		28	30,240

			2,460,031

Independent Power and Renewable Electricity Producers — 0.4%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(d)		200	216,788
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(d)		200	210,350
Calpine Corp.(b)
4.50%, 02/15/28		35	35,700
5.13%, 03/15/28		650	658,277
4.63%, 02/01/29		70	68,950
5.00%, 02/01/31		46	46,000
3.75%, 03/01/31		4	3,850
Clearway Energy Operating LLC(b)
4.75%, 03/15/28		84	88,922
3.75%, 01/15/32(i)		177	176,779
Greenko Dutch BV, 3.85%, 03/29/26(d)		394	400,353
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(d)		200	211,225
India Green Energy Holdings, 5.38%, 04/29/24(d)		250	259,375
NRG Energy, Inc.(b)
5.25%, 06/15/29		47	49,996
3.63%, 02/15/31		215	211,184
3.88%, 02/15/32		239	236,311
ReNew Power Pvt Ltd., 5.88%, 03/05/27(d)		306	320,879
ReNew Power Synthetic, 6.67%, 03/12/24(d)		200	208,288
TerraForm Power Operating LLC, 4.75%, 01/15/30(b)		121	126,596

			3,529,823

Insurance — 3.1%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)		156	154,020
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27		749	756,490
6.75%, 10/15/27		1,126	1,165,410
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25		1,495	1,627,000
Allstate Corp.(a)
(3 mo. LIBOR US + 2.12%), 6.50%, 05/15/67	1,750		2,358,125
Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53	2,000		2,164,500
AmWINS Group, Inc., 4.88%, 06/30/29(b)	180		182,529
Aon PLC
3.88%, 12/15/25	1,445		1,595,210
4.60%, 06/14/44	500		623,203
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(a)(d)(l)	333		357,975
AssuredPartners, Inc., 5.63%, 01/15/29(b)	177		178,097
BroadStreet Partners, Inc., 5.88%, 04/15/29(b)	130		129,512
Five Corners Funding Trust, 4.42%, 11/15/23(b)	2,050		2,213,661
Galaxy Bidco Ltd., 6.50%, 07/31/26(d) GBP	100		140,822
GTCR AP Finance, Inc., 8.00%, 05/15/27(b) USD	185		195,175
HUB International Ltd., 7.00%, 05/01/26(b)	415		429,006

Security		Par (000)	Value

Insurance (continued)
Liberty Mutual Group, Inc., 6.50%, 05/01/42(b)	USD	2,000	$2,824,448
Nationwide Building Society, (5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(a)(b)		720	786,714
Prudential Financial, Inc.
5.90%, 03/17/36		500	633,347
5.70%, 12/14/36		1,625	2,187,112
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)		700	845,819
Unipol Gruppo SpA, 3.25%, 09/23/30(d)	EUR	100	134,606
Voya Financial, Inc., (3 mo. LIBOR US + 3.58%), 5.65%, 05/15/53(a)	USD	4,500	4,747,500

			26,430,281

Interactive Media & Services — 0.2%
21Vianet Group, Inc., 7.88%, 10/15/21(d)		200	199,680
Arches Buyer, Inc., 4.25%, 06/01/28(b)		73	74,014
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		220	215,897
5.63%, 09/15/28		200	200,725
Netflix, Inc.
5.88%, 11/15/28		121	148,273
6.38%, 05/15/29		23	29,095
5.38%, 11/15/29(b)		386	467,542
4.88%, 06/15/30(b)		2	2,355
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(b)
4.75%, 04/30/27		158	158,000
6.00%, 02/15/28		166	165,117
Twitter, Inc., 3.88%, 12/15/27(b)		195	208,163

			1,868,861

Internet Software & Services — 0.4%
Airbnb, Inc., 0.00%, 03/15/26(b)(j)(k)		383	376,297
ANGI Group LLC, 3.88%, 08/15/28(b)		174	173,130
Booking Holdings, Inc., 0.75%, 05/01/25(j)		256	375,936
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b)
5.25%, 12/01/27		27	28,148
3.50%, 03/01/29		84	83,265
Match Group Holdings II LLC(b)
4.13%, 08/01/30		36	37,485
3.63%, 10/01/31(i)		73	72,133
Uber Technologies, Inc.(b)
7.50%, 05/15/25		44	46,904
0.00%, 12/15/25(j)(k)		1,068	1,038,769
8.00%, 11/01/26		132	139,508
7.50%, 09/15/27		412	449,852
6.25%, 01/15/28		133	142,641
4.50%, 08/15/29		316	318,173
Zillow Group, Inc., 1.38%, 09/01/26(j)		37	77,885

			3,360,126

IT Services — 0.5%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		74	74,555
Austin BidCo, Inc., 7.13%, 12/15/28(b)		48	48,360
Booz Allen Hamilton, Inc.(b)
3.88%, 09/01/28		190	194,773
4.00%, 07/01/29		279	285,975
Camelot Finance SA, 4.50%, 11/01/26(b)		97	100,759
Castle US Holding Corp., 9.50%, 02/15/28(b)		171	178,695
Dun & Bradstreet Corp.(b)
6.88%, 08/15/26		162	169,897
10.25%, 02/15/27		131	140,825

11

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Fair Isaac Corp., 4.00%, 06/15/28(b)	USD	107	$109,675
Fidelity National Information Services, Inc., 4.50%, 08/15/46		1,000	1,213,438
Fiserv, Inc., 4.40%, 07/01/49		500	598,672
Gartner, Inc.(b)
4.50%, 07/01/28		199	208,950
3.63%, 06/15/29		209	210,588
3.75%, 10/01/30		99	101,891
KBR, Inc., 4.75%, 09/30/28(b)		124	125,550
Rackspace Technology Global, Inc., 5.38%, 12/01/28(b)(m)		157	154,253
Science Applications International Corp., 4.88%, 04/01/28(b)		63	65,107
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(b)		168	176,400
Twilio, Inc., 3.88%, 03/15/31		237	242,643
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		263	261,685

			4,662,691

Leisure Products — 0.1%
Mattel, Inc.
5.88%, 12/15/27(b)		77	83,449
3.75%, 04/01/29(b)		69	71,932
6.20%, 10/01/40		166	213,310
5.45%, 11/01/41		95	112,575

			481,266

Machinery — 0.3%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(b)		71	72,813
Colfax Corp., 6.38%, 02/15/26(b)		79	83,084
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(f)		241	256,062
Madison IAQ LLC(b)
4.13%, 06/30/28		36	36,000
5.88%, 06/30/29		296	298,220
Mueller Water Products, Inc., 4.00%, 06/15/29(b)		94	97,309
Platin 1426 GmbH, 5.38%, 06/15/23(d)	EUR	100	116,704
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(b)	USD	4	4,098
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		90	97,087
Terex Corp., 5.00%, 05/15/29(b)		201	208,286
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(b)		434	443,429
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)	EUR	100	120,904
TK Elevator US Newco Inc., 5.25%, 07/15/27(b)	USD	266	278,761
Vertical Holdco GmbH, 7.63%, 07/15/28(b)		200	213,750

			2,326,507

Media — 5.5%
Altice Financing SA
3.00%, 01/15/28(d)	EUR	100	109,035
5.00%, 01/15/28(b)	USD	239	230,450
5.75%, 08/15/29(b)(i)		730	707,100
Altice France Holding SA(b)
10.50%, 05/15/27		1,088	1,189,837
6.00%, 02/15/28		257	246,842
AMC Networks, Inc.
5.00%, 04/01/24		2	2,023
4.75%, 08/01/25		135	138,375
4.25%, 02/15/29		83	82,585
Bell Canada, 3.65%, 03/17/51		335	363,889

Security		Par (000)	Value

Media (continued)
Block Communications, Inc., 4.88%, 03/01/28(b)	USD	87	$88,958
Cable One, Inc., 1.13%, 03/15/28(b)(j)		694	704,153
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28(b)		189	197,297
5.38%, 06/01/29(b)		49	52,920
4.75%, 03/01/30(b)		132	138,003
4.50%, 08/15/30(b)		380	392,054
4.25%, 02/01/31(b)		419	426,270
4.50%, 05/01/32		435	448,050
4.50%, 06/01/33(b)		199	202,526
4.25%, 01/15/34(b)		693	686,503
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25		4,700	5,285,735
5.38%, 05/01/47		1,100	1,317,025
4.80%, 03/01/50		1,000	1,122,205
Clear Channel International BV, 6.63%, 08/01/25(b)		256	266,560
Clear Channel Outdoor Holdings, Inc.(b)
7.75%, 04/15/28		372	391,530
7.50%, 06/01/29		514	534,560
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)		764	790,595
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,600	2,865,187
Comcast Corp.
6.45%, 03/15/37		790	1,160,011
4.60%, 08/15/45		2,000	2,504,847
4.70%, 10/15/48		3,000	3,831,252
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(b)		1,493	1,562,051
CSC Holdings LLC
5.25%, 06/01/24		166	177,816
5.75%, 01/15/30(b)		443	450,409
4.63%, 12/01/30(b)		454	430,381
4.50%, 11/15/31(b)		316	312,050
5.00%, 11/15/31(b)		200	191,690
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, 08/15/27(b)		275	287,031
Discovery Communications LLC
3.25%, 04/01/23		1,850	1,908,878
3.45%, 03/15/25		210	224,404
DISH DBS Corp.
5.00%, 03/15/23		111	115,024
7.75%, 07/01/26		513	579,292
5.13%, 06/01/29		388	380,159
DISH Network Corp.(j)
2.38%, 03/15/24		210	204,619
3.38%, 08/15/26		623	647,608
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		311	330,437
5.00%, 05/01/28		561	589,050
6.75%, 05/01/29		294	309,802
GCI LLC, 4.75%, 10/15/28(b)		61	64,038
Hughes Satellite Systems Corp., 5.25%, 08/01/26		70	78,925
iHeartCommunications, Inc.
6.38%, 05/01/26		91	96,406
8.38%, 05/01/27		24	25,294
5.25%, 08/15/27(b)		66	68,578
4.75%, 01/15/28(b)		50	51,525

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29(b)	USD	449	$462,448
Liberty Broadband Corp.(b)(j)
1.25%, 09/30/50		279	283,324
2.75%, 09/30/50		537	566,881
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(f)		239	231,721
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		96	99,242
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)		200	206,000
Live Nation Entertainment, Inc.(b)
4.88%, 11/01/24		21	21,235
6.50%, 05/15/27		452	497,200
4.75%, 10/15/27		61	61,990
3.75%, 01/15/28		126	125,252
Lorca Telecom Bondco SA, 4.00%, 09/18/27(d)	EUR	100	116,427
Midas OpCo Holdings LLC, 5.63%, 08/15/29(b)	USD	69	71,398
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)		108	112,375
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(d)(l)		648	689,431
News Corp., 3.88%, 05/15/29(b)		84	86,310
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		103	105,642
4.25%, 01/15/29		81	80,283
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26		273	281,873
6.50%, 09/15/28		1,050	1,070,643
Sable International Finance Ltd.
5.75%, 09/07/27(d)		202	212,100
5.75%, 09/07/27(b)		200	210,000
Scripps Escrow II, Inc., 3.88%, 01/15/29(b)		11	11,038
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)		159	155,423
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26		331	335,551
4.00%, 07/15/28		321	326,417
4.13%, 07/01/30		91	91,422
3.88%, 09/01/31		455	444,478
Summer BC Holdco B Sarl, 5.75%, 10/31/26(d)	EUR	100	121,337
TCI Communications, Inc., 7.88%, 02/15/26	USD	610	777,375
TEGNA, Inc., 5.50%, 09/15/24(b)		19	19,213
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(b)		86	79,120
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b)		587	620,682
Univision Communications, Inc., 5.13%, 02/15/25(b)		52	52,759
UPC Broadband Finco BV, 4.88%, 07/15/31(b)		303	310,230
UPCB Finance VII Ltd., 3.63%, 06/15/29(d)	EUR	100	118,876
ViacomCBS, Inc., 5.85%, 09/01/43	USD	645	878,991
Videotron Ltd., 3.63%, 06/15/29(b)		244	247,355
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)		307	317,085
VTR Comunicaciones SpA, 4.38%, 04/15/29(b)		200	205,000
Walt Disney Co., 7.63%, 11/30/28		385	526,843
WMG Acquisition Corp., 3.88%, 07/15/30(b)		37	38,480
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)		150	155,072
Ziggo BV, 5.50%, 01/15/27(b)		249	257,404

			47,243,770

Metals & Mining — 1.0%
ABJA Investment Co. Pte Ltd.(d)
5.95%, 07/31/24		450	486,084

Security		Par (000)	Value

Metals & Mining (continued)
ABJA Investment Co. Pte Ltd.(d) (continued)
5.45%, 01/24/28	USD	200	$217,558
Allegheny Technologies, Inc.
7.88%, 08/15/23		82	92,250
4.88%, 10/01/29		68	68,255
5.13%, 10/01/31		77	77,593
Arconic Corp.(b)
6.00%, 05/15/25		87	91,369
6.13%, 02/15/28		233	246,985
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		668	722,275
Constellium SE(b)
5.63%, 06/15/28		250	262,649
3.75%, 04/15/29		341	332,107
Freeport-McMoRan, Inc.
5.40%, 11/14/34		22	26,427
5.45%, 03/15/43		667	821,244
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(b)		200	214,787
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(b)		164	167,198
JSW Steel Ltd., 5.95%, 04/18/24(d)		200	211,412
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		38	39,235
4.50%, 06/01/31		87	89,175
Mongolian Mining Corp/Energy Resources LLC, 9.25%, 04/15/24(b)		200	179,500
New Gold, Inc.(b)
6.38%, 05/15/25		13	13,390
7.50%, 07/15/27		470	483,574
Nexa Resources SA, 5.38%, 05/04/27(b)		299	312,698
Novelis Corp.(b)
3.25%, 11/15/26		304	308,311
4.75%, 01/30/30		540	568,458
3.88%, 08/15/31		406	401,554
Periama Holdings LLC, 5.95%, 04/19/26(d)		400	428,200
Rio Tinto Finance USA PLC, 4.75%, 03/22/42		400	512,640
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)(i)		82	84,050
thyssenkrupp AG, 2.88%, 02/22/24(d)	EUR	51	60,553
Vale Overseas Ltd.
6.25%, 08/10/26	USD	133	157,512
3.75%, 07/08/30		120	123,864
Vedanta Resources Finance II PLC
8.00%, 04/23/23(d)		313	303,962
13.88%, 01/21/24(d)		400	429,500
8.95%, 03/11/25(b)		200	199,500
8.95%, 03/11/25(d)		200	199,500

			8,933,369

Multi-line Retail — 0.1%
Bath & Body Works, Inc.
6.88%, 11/01/35		215	269,825
6.75%, 07/01/36		49	60,760
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		268	284,415

			615,000

Multi-Utilities — 0.2%
KeySpan Gas East Corp., 5.82%, 04/01/41(b)		1,010	1,337,859

13

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Offshore Drilling & Other Services — 0.1%
Entegris, Inc.(b)
4.38%, 04/15/28	USD	113	$118,368
3.63%, 05/01/29		66	67,329
KLA Corp., 3.30%, 03/01/50		500	526,067

			711,764

Oil, Gas & Consumable Fuels — 7.0%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		557	601,560
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
7.88%, 05/15/26		139	151,990
5.75%, 03/01/27		153	158,057
5.75%, 01/15/28		39	40,414
5.38%, 06/15/29		140	144,200
Antero Resources Corp.(b)
7.63%, 02/01/29		254	283,972
5.38%, 03/01/30		30	31,595
Apache Corp.
4.25%, 01/15/30		125	134,690
5.10%, 09/01/40		319	357,274
5.25%, 02/01/42		25	27,438
5.35%, 07/01/49		48	53,314
Arcosa, Inc., 4.38%, 04/15/29(b)		254	257,175
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		384	526,080
8.25%, 12/31/28		9	9,810
5.88%, 06/30/29		286	292,213
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(d)(k)		146	110,862
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		194	194,727
Buckeye Partners LP
4.13%, 03/01/25(b)		179	185,491
5.85%, 11/15/43		94	94,085
5.60%, 10/15/44		119	115,727
Burlington Resources LLC, 5.95%, 10/15/36		685	936,402
Callon Petroleum Co.
6.13%, 10/01/24		85	83,532
9.00%, 04/01/25(b)		645	697,442
8.00%, 08/01/28(b)		380	375,250
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(d)(j)	EUR	100	113,816
Cenovus Energy, Inc.
4.25%, 04/15/27	USD	400	444,602
5.40%, 06/15/47		76	93,241
Centennial Resource Production LLC
6.88%, 04/01/27(b)		171	174,204
3.25%, 04/01/28(j)		322	422,076
Cheniere Energy Partners LP
4.50%, 10/01/29		354	376,348
4.00%, 03/01/31(b)		455	476,476
3.25%, 01/31/32(b)		331	332,092
Cheniere Energy, Inc., 4.63%, 10/15/28		976	1,028,460
Chesapeake Energy Corp., 5.88%, 02/01/29(b)		28	29,917
Citgo Holding, Inc., 9.25%, 08/01/24(b)		298	300,235
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		63	63,975
CNX Resources Corp.
2.25%, 05/01/26(j)		337	419,565
6.00%, 01/15/29(b)		44	46,530

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Colgate Energy Partners III LLC(b)
7.75%, 02/15/26	USD	181	$190,502
5.88%, 07/01/29		200	201,500
Comstock Resources, Inc.(b)
7.50%, 05/15/25		102	106,037
6.75%, 03/01/29		454	490,320
5.88%, 01/15/30		200	208,000
ConocoPhillips, 6.50%, 02/01/39		600	874,915
Continental Resources, Inc.
4.50%, 04/15/23		20	20,725
4.90%, 06/01/44		131	146,720
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		250	265,887
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		557	570,062
DCP Midstream Operating LP
6.45%, 11/03/36(b)		148	183,902
6.75%, 09/15/37(b)		222	286,380
5.60%, 04/01/44		2	2,330
Devon Energy Corp.
5.85%, 12/15/25		1,000	1,157,054
4.75%, 05/15/42		300	342,380
DT Midstream, Inc.(b)
4.13%, 06/15/29		293	297,120
4.38%, 06/15/31		379	390,370
Dycom Industries, Inc., 4.50%, 04/15/29(b)		69	69,292
eG Global Finance PLC
6.75%, 02/07/25(b)		441	450,922
6.25%, 10/30/25(d)	EUR	142	168,022
8.50%, 10/30/25(b)	USD	200	208,250
Enbridge, Inc.(a)
(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78		1,935	2,156,545
Series 20-A, (5 year CMT + 5.31%), 5.75%, 07/15/80		950	1,073,452
Endeavor Energy Resources LP/EER Finance, Inc.(b)
6.63%, 07/15/25		128	134,880
5.50%, 01/30/26		463	482,631
5.75%, 01/30/28		239	251,547
Energy Transfer LP
4.05%, 03/15/25		500	539,366
4.75%, 01/15/26		1,250	1,397,048
3.90%, 07/15/26		310	338,439
5.30%, 04/15/47		540	632,604
Series H, (5 year CMT + 5.69%), 6.50%(a)(l)		433	450,913
EnLink Midstream LLC
5.63%, 01/15/28(b)		116	123,510
5.38%, 06/01/29		50	52,899
EnLink Midstream Partners LP
4.40%, 04/01/24		144	149,676
4.15%, 06/01/25		10	10,305
4.85%, 07/15/26		67	70,330
5.60%, 04/01/44		135	128,925
5.05%, 04/01/45		22	20,075
Enterprise Products Operating LLC, 6.13%, 10/15/39		1,400	1,929,717
EOG Resources, Inc., 5.10%, 01/15/36		200	245,814
EQM Midstream Partners LP
6.00%, 07/01/25(b)		176	192,931
4.13%, 12/01/26		68	69,850
6.50%, 07/01/27(b)		245	275,564
4.50%, 01/15/29(b)		89	92,337

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EQM Midstream Partners LP (continued)
4.75%, 01/15/31(b)	USD	544	$565,771
EQT Corp.
1.75%, 05/01/26(j)		288	454,032
3.13%, 05/15/26(b)		120	123,014
3.90%, 10/01/27		162	175,321
5.00%, 01/15/29		23	25,897
7.50%, 02/01/30		116	149,315
3.63%, 05/15/31(b)		34	35,428
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		29	28,855
7.75%, 02/01/28		75	74,929
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(d)		200	191,037
Great Western Petroleum LLC/Great Western
Finance Corp., 12.00%, 09/01/25(b)		130	131,987
Harvest Midstream I LP, 7.50%, 09/01/28(b)		40	42,606
Hess Corp., 4.30%, 04/01/27		1,100	1,221,726
Hess Midstream Operations LP, 4.25%, 02/15/30(b)		172	173,935
Hilong Holding Ltd., 9.75%, 11/18/24(d)		207	182,160
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(d)		200	207,600
Impulsora Pipeline LLC, 6.05%, 12/31/42(a)(c)		1,681	1,631,018
Independence Energy Finance LLC, 7.25%, 05/01/26(b)		318	327,448
ITT Holdings LLC, 6.50%, 08/01/29(b)		232	234,030
Kinder Morgan, Inc., 5.05%, 02/15/46		1,400	1,692,858
Leviathan Bond Ltd., 5.75%, 06/30/23(b)(d)		131	136,198
Marathon Petroleum Corp., 6.50%, 03/01/41		1,150	1,591,312
Matador Resources Co., 5.88%, 09/15/26		896	926,195
Medco Bell Pte Ltd., 6.38%, 01/30/27(d)		250	251,094
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26(d)		288	306,324
MEG Energy Corp., 6.50%, 01/15/25(b)		497	511,398
MPLX LP, 4.25%, 12/01/27		250	280,902
Murphy Oil Corp.
5.75%, 08/15/25		82	84,642
6.38%, 12/01/42		18	18,137
Murphy Oil USA, Inc., 4.75%, 09/15/29		95	100,581
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		766	737,275
6.50%, 09/30/26		868	830,025
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)		137	139,569
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		138	197,770
Northern Oil and Gas, Inc., 8.13%, 03/01/28(b)		393	419,822
NuStar Logistics LP
6.00%, 06/01/26		99	106,920
6.38%, 10/01/30		17	18,700
Occidental Petroleum Corp.
6.95%, 07/01/24		43	48,590
5.50%, 12/01/25		66	73,095
5.55%, 03/15/26		24	26,640
3.00%, 02/15/27		3	2,998
8.88%, 07/15/30		22	29,885
6.13%, 01/01/31		319	382,952
4.30%, 08/15/39		323	318,568
6.20%, 03/15/40		614	723,108
4.50%, 07/15/44		328	329,578
4.63%, 06/15/45		293	299,592
6.60%, 03/15/46		18	22,590
4.40%, 04/15/46		294	293,221
4.10%, 02/15/47		44	41,840

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued)
4.20%, 03/15/48	USD	199	$190,542
4.40%, 08/15/49		71	69,669
Oil and Gas Holding Co., 7.63%, 11/07/24(d)		200	218,690
OQ SAOC, 5.13%, 05/06/28(b)		200	201,750
Ovintiv Exploration, Inc., 5.38%, 01/01/26		22	24,875
Ovintiv, Inc.
7.38%, 11/01/31		52	70,536
6.50%, 08/15/34		33	44,506
PDC Energy, Inc.
6.13%, 09/15/24		117	118,755
6.25%, 12/01/25		34	34,510
5.75%, 05/15/26		164	170,765
Pertamina Persero PT, 3.65%, 07/30/29(d)		239	255,252
Petrobras Global Finance BV
5.30%, 01/27/25		178	198,371
8.75%, 05/23/26		222	280,330
6.00%, 01/27/28		18	20,225
Petroleos Mexicanos
6.50%, 03/13/27		255	267,750
6.35%, 02/12/48		101	86,254
Pioneer Natural Resources Co., 0.25%, 05/15/25(j)		191	308,274
Puma International Financing SA, 5.13%, 10/06/24(b)		200	200,750
Range Resources Corp.
5.88%, 07/01/22		30	30,488
5.00%, 08/15/22		170	173,028
5.00%, 03/15/23		122	126,575
4.88%, 05/15/25		10	10,558
9.25%, 02/01/26		42	45,782
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)(i)		137	139,055
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26		1,750	2,059,570
Saudi Arabian Oil Co., 2.25%, 11/24/30(b)		220	214,390
SM Energy Co.
10.00%, 01/15/25(b)		600	669,228
5.63%, 06/01/25		38	38,218
6.75%, 09/15/26		67	68,426
6.50%, 07/15/28		58	60,049
Southwestern Energy Co.
4.10%, 03/15/22		153	153,382
8.38%, 09/15/28		52	58,902
5.38%, 02/01/29(b)		363	388,341
Stoneway Capital Corp., 10.00%, 03/01/27(b)(g)(h)		469	119,687
Suncor Energy, Inc., 6.50%, 06/15/38		1,000	1,389,317
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27		38	39,567
5.88%, 03/15/28		4	4,220
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		397	406,429
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26		111	115,926
5.38%, 02/01/27		2	2,072
6.50%, 07/15/27		105	113,214
6.88%, 01/15/29		142	159,107
5.50%, 03/01/30		255	278,827
4.88%, 02/01/31		184	198,490
4.00%, 01/15/32(b)		119	122,981
TransCanada PipeLines Ltd., 4.63%, 03/01/34		500	588,966
Transocean, Inc., 11.50%, 01/30/27(b)		81	83,430
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		528	543,866
4.13%, 08/15/31		472	492,060

15

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Vine Energy Holdings LLC, 6.75%, 04/15/29(b)	USD	397	$428,514
Western Midstream Operating LP
4.75%, 08/15/28		25	27,257
5.45%, 04/01/44		229	263,039
5.30%, 03/01/48		154	177,485
5.50%, 08/15/48		58	67,860
6.50%, 02/01/50		635	747,255
Williams Cos., Inc.
3.90%, 01/15/25		1,150	1,242,537
4.00%, 09/15/25		750	821,900

			59,985,175

Personal Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28(b)		77	81,322

Pharmaceuticals — 2.4%
AbbVie, Inc.
3.80%, 03/15/25		3,250	3,529,021
3.60%, 05/14/25		870	941,122
3.20%, 05/14/26		500	539,449
4.55%, 03/15/35		2,140	2,564,599
4.45%, 05/14/46		2,095	2,524,562
Bausch Health Americas, Inc., 8.50%, 01/31/27(b)		525	559,230
Bausch Health Cos., Inc.(b)
9.00%, 12/15/25		106	111,880
5.75%, 08/15/27		134	140,365
7.00%, 01/15/28		29	29,716
5.00%, 01/30/28		132	125,231
4.88%, 06/01/28		95	98,444
5.00%, 02/15/29		279	259,819
6.25%, 02/15/29		357	353,259
7.25%, 05/30/29		159	162,951
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27(d)	.EUR	100	117,138
CVS Health Corp.
5.13%, 07/20/45	USD	700	902,110
5.05%, 03/25/48		1,821	2,343,995
Elanco Animal Health, Inc., 5.90%, 08/28/28		6	7,020
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/27(b)(m)		420	420,932
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., 6.13%, 04/01/29(b)		326	326,000
Gruenenthal GmbH, 4.13%, 05/15/28(d)	EUR	100	121,363
Jaguar Holding Co. II/PPD Development LP(b)
4.63%, 06/15/25	USD	69	71,674
5.00%, 06/15/28		271	291,688
Jazz Securities DAC, 4.38%, 01/15/29(b)		200	207,260
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(d)	.EUR	100	115,024
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)
4.13%, 04/30/28	USD	598	609,960
5.13%, 04/30/31		387	406,485
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(b)		180	186,966
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)		536	546,050
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)		400	404,000
Prestige Brands, Inc., 3.75%, 04/01/31(b)		101	97,465
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 01/31/25	EUR	100	125,196

Security		Par (000)	Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/25	USD	200	$217,475
Utah Acquisition Sub, Inc., 3.95%, 06/15/26		750	826,199

			20,283,648

Producer Durables: Miscellaneous — 0.6%
Oracle Corp.
5.38%, 07/15/40		3,025	3,811,394
4.00%, 11/15/47		400	427,149
3.60%, 04/01/50		1,250	1,251,498

			5,490,041

Professional Services(b) — 0.1%
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/29		322	322,000
5.25%, 10/01/29		698	698,000

			1,020,000

Real Estate Management & Development — 2.8%
Adler Group SA, 2.75%, 11/13/26(d)	EUR	100	99,039
Agile Group Holdings Ltd.(d)
5.75%, 01/02/25	USD	200	187,500
6.05%, 10/13/25		450	421,875
(5 year CMT + 11.29%), 7.88%(a)(l)		200	181,000
Central China Real Estate Ltd.(d)
6.88%, 08/08/22		200	144,000
7.65%, 08/27/23		252	158,760
CFLD Cayman Investment Ltd.(d)(g)(h)
8.63%, 02/28/21		200	80,000
6.90%, 01/13/23		200	87,000
8.60%, 04/08/24		200	82,350
China Aoyuan Group Ltd.(d)
6.35%, 02/08/24		296	251,008
5.98%, 08/18/25		489	376,530
6.20%, 03/24/26		450	342,000
China Evergrande Group(d)(g)(h)
8.25%, 03/23/22		400	103,500
9.50%, 04/11/22		400	99,500
11.50%, 01/22/23		450	108,000
12.00%, 01/22/24		250	59,375
China SCE Group Holdings Ltd.(d)
7.25%, 04/19/23		200	194,350
7.38%, 04/09/24		200	192,000
5.95%, 09/29/24		288	264,960
7.00%, 05/02/25		441	412,335
CIFI Holdings Group Co. Ltd.(d)
6.55%, 03/28/24		200	200,750
6.45%, 11/07/24		200	199,500
5.95%, 10/20/25		500	495,000
Country Garden Holdings Co. Ltd.(d)
6.50%, 04/08/24		200	203,350
6.15%, 09/17/25		200	209,000
5.13%, 01/14/27		200	202,287
DIC Asset AG, 2.25%, 09/22/26(d)	EUR	100	113,860
Easy Tactic Ltd.(d)
9.13%, 07/28/22	USD	200	157,400
5.88%, 02/13/23		288	208,800
8.13%, 02/27/23		200	145,000
11.75%, 08/02/23		200	145,000
8.63%, 02/27/24		200	133,000
Fantasia Holdings Group Co. Ltd.(d) 11.75%, 04/17/22		200	78,000

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Fantasia Holdings Group Co. Ltd.(d) (continued)
10.88%, 01/09/23	USD	307	$95,170
11.88%, 06/01/23		400	124,000
9.25%, 07/28/23		300	95,250
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)		150	156,750
Global Prime Capital Pte Ltd.(d)
5.50%, 10/18/23		200	203,287
5.95%, 01/23/25		200	206,100
Howard Hughes Corp.(b)
5.38%, 08/01/28		19	20,021
4.13%, 02/01/29		74	74,093
4.38%, 02/01/31		123	123,727
Kaisa Group Holdings Ltd.(d)
11.95%, 10/22/22		200	169,760
11.50%, 01/30/23		400	337,700
10.88%, 07/23/23		434	356,911
9.75%, 09/28/23		288	226,800
11.95%, 11/12/23		259	212,380
11.70%, 11/11/25		300	228,750
Kennedy-Wilson, Inc., 4.75%, 02/01/30		92	93,403
KWG Group Holdings Ltd.(d)
7.88%, 09/01/23		200	193,000
7.40%, 03/05/24		200	193,000
5.88%, 11/10/24		400	364,000
Logan Group Co. Ltd.(d)
6.50%, 07/16/23		200	199,350
6.90%, 06/09/24		200	200,788
5.75%, 01/14/25		200	198,500
4.50%, 01/13/28		328	300,940
MAF Sukuk Ltd., 4.64%, 05/14/29(d)		200	227,162
Modern Land China Co. Ltd., 9.80%, 04/11/23(d)		200	166,000
New Metro Global Ltd.(d)
6.80%, 08/05/23		400	395,575
4.50%, 05/02/26		400	367,000
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22(d)		200	199,163
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29(b)		196	203,303
Redsun Properties Group Ltd.(d)
9.95%, 04/11/22		200	193,600
9.70%, 04/16/23		432	396,360
7.30%, 01/13/25		200	165,750
RKPF Overseas Ltd.(d)
Series 2019-A, 6.70%, 09/30/24		513	509,152
Series 2019-A, 6.00%, 09/04/25		288	277,920
Series 2020-A, 5.20%, 01/12/26		400	369,500
Ronshine China Holdings Ltd.(d)
10.50%, 03/01/22		200	165,538
8.95%, 01/22/23		200	146,000
7.35%, 12/15/23		433	322,585
Scenery Journey Ltd.(d)(g)
11.50%, 10/24/22		419	74,373
13.00%, 11/06/22		400	69,075
12.00%, 10/24/23		330	61,050
Seazen Group Ltd.(d)
6.45%, 06/11/22		200	197,000
6.00%, 08/12/24		400	386,000
Shimao Group Holdings Ltd.(d)
5.60%, 07/15/26		200	197,913

Security		Par (000)	Value

Real Estate Management & Development (continued)
Shimao Group Holdings Ltd.(d) (continued)
3.45%, 01/11/31	USD	200	$178,750
Shui On Development Holding Ltd.(d)
5.75%, 11/12/23		200	198,500
5.50%, 03/03/25		482	468,745
Sino-Ocean Land Treasure III Ltd., (5 year CMT + 3.26%), 4.90%(a)(d)(l)		200	168,000
Sunac China Holdings Ltd.(d)
7.95%, 10/11/23		200	163,000
7.50%, 02/01/24		200	162,500
6.65%, 08/03/24		360	288,000
6.50%, 01/10/25		400	324,000
7.00%, 07/09/25		450	358,875
Theta Capital Pte Ltd., 8.13%, 01/22/25(d)		200	207,725
Times China Holdings Ltd.(d)
6.75%, 07/16/23		513	497,065
6.75%, 07/08/25		200	183,000
6.20%, 03/22/26		611	551,427
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27(d)	GBP	697	1,063,669
Wanda Group Overseas Ltd., 7.50%, 07/24/22(d)	USD	200	188,000
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(d)		200	193,000
Wanda Properties Overseas Ltd., 6.88%, 07/23/23(d)		200	193,038
Yango Justice International Ltd.(d)
10.00%, 02/12/23		400	372,000
7.50%, 04/15/24		450	346,500
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24(d)		200	199,500
Yuzhou Group Holdings Co. Ltd.(d)
8.50%, 02/04/23		200	170,350
8.50%, 02/26/24		400	314,000
8.38%, 10/30/24		400	307,000
7.70%, 02/20/25		263	188,045
7.38%, 01/13/26		200	134,000
6.35%, 01/13/27		200	128,000
Zhenro Properties Group Ltd.(d)
8.35%, 03/10/24		288	275,094
7.88%, 04/14/24		600	541,612

			24,163,123

Road & Rail — 1.1%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40		1,890	2,649,133
CSX Corp., 4.75%, 05/30/42		350	441,224
Danaos Corp., 8.50%, 03/01/28(b)		100	110,500
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)		2,534	2,962,655
Norfolk Southern Corp.
4.15%, 02/28/48		1,300	1,536,684
3.16%, 05/15/55		400	400,369
Seaspan Corp., 5.50%, 08/01/29(b)		246	251,122
Union Pacific Corp., 3.84%, 03/20/60		800	917,832

			9,269,519

Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc., 3.90%, 12/15/25		470	521,593
Atkore, Inc., 4.25%, 06/01/31(b)		112	115,360
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		2,850	3,131,922
Broadcom, Inc., 3.46%, 09/15/26		735	794,145
Microchip Technology, Inc.
0.13%, 11/15/24(j)		220	248,698
1.63%, 02/15/25(j)		53	179,736
4.25%, 09/01/25		197	206,009

17

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp., 3.88%, 09/01/28(b)	USD	191	$197,207
QUALCOMM, Inc., 4.65%, 05/20/35		250	311,338
Sensata Technologies BV(b)
5.00%, 10/01/25		70	77,087
4.00%, 04/15/29		275	279,936
Sensata Technologies, Inc.(b)
4.38%, 02/15/30		286	307,725
3.75%, 02/15/31		13	13,089
Synaptics, Inc., 4.00%, 06/15/29(b)		129	131,976

			6,515,821

Software — 1.1%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		433	452,485
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)		255	256,275
Boxer Parent Co., Inc.
6.50%, 10/02/25(d)	EUR	100	121,616
7.13%, 10/02/25(b)	USD	174	185,719
9.13%, 03/01/26(b)		467	489,677
CDK Global, Inc., 4.88%, 06/01/27		5	5,236
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		163	162,454
Elastic NV, 4.13%, 07/15/29(b)		254	255,270
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28(b)		200	197,000
Microsoft Corp., 3.50%, 11/15/42		4,000	4,603,380
MicroStrategy, Inc., 6.13%, 06/15/28(b)		217	219,170
MSCI, Inc.(b)
4.00%, 11/15/29		51	53,994
3.63%, 09/01/30		81	83,734
3.88%, 02/15/31		43	45,096
3.63%, 11/01/31		87	90,530
3.25%, 08/15/33		124	125,421
Open Text Holdings, Inc., 4.13%, 02/15/30(b)		83	85,282
Playtika Holding Corp., 4.25%, 03/15/29(b)		280	280,893
PTC, Inc., 4.00%, 02/15/28(b)		35	35,919
Rocket Software, Inc., 6.50%, 02/15/29(b)		277	274,230
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		494	521,631
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		657	683,280

			9,228,292

Specialty Retail — 0.3%
National Vision Holdings, Inc., 2.50%, 05/15/25(j)		165	316,839
PetSmart, Inc./PetSmart Finance Corp.(b)
4.75%, 02/15/28		271	278,452
7.75%, 02/15/29		1,003	1,094,524
Staples, Inc.(b)
7.50%, 04/15/26		455	461,472
10.75%, 04/15/27		134	130,483
Tendam Brands SAU, (3 mo. Euribor + 5.25%), 5.25%, 09/15/24(a)(d)	EUR	100	115,105

			2,396,875

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc., 4.65%, 02/23/46	USD	2,400	3,123,372

Textiles, Apparel & Luxury Goods(b) — 0.0%
Crocs, Inc.
4.25%, 03/15/29		106	109,081
4.13%, 08/15/31		133	133,997
Hanesbrands, Inc., 5.38%, 05/15/25		29	30,360

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
Levi Strauss & Co., 3.50%, 03/01/31	USD	75	$75,750
Wolverine World Wide, Inc., 4.00%, 08/15/29		69	69,690

			418,878

Thrifts & Mortgage Finance(b) — 0.1%
Home Point Capital, Inc., 5.00%, 02/01/26		142	128,726
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/27		94	98,399
5.50%, 08/15/28		92	94,760
5.13%, 12/15/30		92	92,203
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(i)
2.88%, 10/15/26		128	125,082
4.00%, 10/15/33		129	128,032

			667,202

Tobacco — 0.9%
Altria Group, Inc.
5.38%, 01/31/44		2,000	2,354,450
3.88%, 09/16/46		1,250	1,217,462
Reynolds American, Inc.
4.45%, 06/12/25		635	700,037
7.00%, 08/04/41		1,000	1,316,153
5.85%, 08/15/45		1,500	1,799,785

			7,387,887

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28(d)	EUR	100	121,570

Transportation Infrastructure — 0.4%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)	USD	200	209,788
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		200	208,788
FedEx Corp., 4.75%, 11/15/45		1,250	1,523,781
I 595 Express LLC, 3.31%, 12/31/31(c)		740	778,167
Simpar Europe SA, 5.20%, 01/26/31(b)		200	198,790
Transurban Finance Co. Pty Ltd., 4.13%, 02/02/26(b)		580	640,648

			3,559,962

Utilities — 1.2%
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(b)		237	235,459
Consensus Cloud Solutions, Inc.(b)(i)
6.00%, 10/15/26		48	49,320
6.50%, 10/15/28		45	46,699
Electricite de France SA(b)
5.60%, 01/27/40		2,800	3,735,447
(10 year USD Swap + 3.71%), 5.25%(a)(l)		4,200	4,357,500
Genneia SA, 8.75%, 09/02/27(b)		246	235,776
Inkia Energy Ltd., 5.88%, 11/09/27(b)		200	206,680
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29(d)		576	573,414
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		144	150,120
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(b)		72	77,159
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)		215	240,034
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)		231	264,014
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(d)	GBP	168	235,834
Vistra Operations Co. LLC, 4.38%, 05/01/29(b)	USD	154	154,944

			10,562,400

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services — 1.4%
Altice France SA(b)
7.38%, 05/01/26	USD	200	$207,520
8.13%, 02/01/27		211	227,036
5.13%, 07/15/29		944	925,568
5.50%, 10/15/29(i)		321	317,752
Crown Castle International Corp., 3.10%, 11/15/29		1,000	1,050,613
Kenbourne Invest SA, 6.88%, 11/26/24(b)		210	220,868
Matterhorn Telecom SA, 4.00%, 11/15/27(d)	EUR	100	118,525
Millicom International Cellular SA, 4.50%, 04/27/31(b)	USD	200	210,000
Rogers Communications, Inc., 7.50%, 08/15/38		2,325	3,536,678
SBA Communications Corp.
4.88%, 09/01/24		86	87,438
3.88%, 02/15/27		367	380,304
Sprint Corp., 7.63%, 03/01/26		255	308,990
T-Mobile USA, Inc.
2.63%, 02/15/29		308	311,252
2.88%, 02/15/31		348	350,958
3.50%, 04/15/31		255	268,932
3.50%, 04/15/31(b)		245	258,385
4.50%, 04/15/50		500	582,884
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(b)		308	316,829
VICI Properties LP/VICI Note Co., Inc.(b)
4.25%, 12/01/26		169	176,492
3.75%, 02/15/27		277	286,695
4.63%, 12/01/29		320	344,000
4.13%, 08/15/30		366	387,960
Vmed O2 UK Financing I PLC
4.50%, 07/15/31(d)	GBP	100	137,435
4.75%, 07/15/31(b)	USD	452	461,799
Vodafone Group PLC, 4.25%, 09/17/50		700	806,685

			12,281,598

Total Corporate Bonds — 66.5% (Cost: $525,773,819)			571,942,670

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.1%
Peraton Holding Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 02/01/29		195	198,656
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28		575	574,740
Spirit Aerosystems, Inc., 2020 Term Loan B, (1 mo. LIBOR + 5.25%, 0.75% Floor), 6.00%, 01/15/25		125	125,420

			898,816

Air Freight & Logistics — 0.0%
AIT Worldwide Logistics, Inc, 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 03/31/28		48	48,120

Airlines — 0.2%
AAdvantage Loyalty IP Ltd./American Airlines, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28		417	430,936
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/11/28		237	237,789

Security		Par (000)	Value

Airlines (continued)
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/21/27	USD	117	$124,240
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/20/27		201	213,651
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28		437	439,487

			1,446,103

Auto Components — 0.0%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/30/26		148	146,818

Banks — 0.0%
Directv Financing LLC, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/22/27		339	339,105

Building Products — 0.1%
CP Atlas Buyer, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/23/27		63	62,450
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24		66	65,860
Standard Industries, Inc., 2021 Term Loan B, 09/22/28(o)		323	323,174

			451,484

Capital Markets — 0.0%
AQGEN Ascensus, Inc., 2021 2nd Lien Term Loan, (2 mo. LIBOR + 6.50%, 0.50% Floor), 7.00%, 08/02/29(c)		90	89,100
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 04/07/28		145	149,350

			238,450

Chemicals — 0.2%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		252	254,677
Atotech BV, 2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 03/18/28		311	310,766
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 06/30/27		173	172,556
Invictus Technical Solutions LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.83%, 03/30/26		34	33,434
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, (6 mo. LIBOR + 4.75%, 0.50% Floor), 5.25%, 02/12/26		67	66,790
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.34%, 05/15/24		122	122,004
New Arclin U.S. Holding Corp.(o)
2021 Delayed Draw Term Loan, 09/30/28		16	16,187
2021 Term Loan, 09/30/28		111	110,884
WR Grace & Co., 2021 Term Loan B, 09/22/28(o)		213	213,667

			1,300,965

Commercial Services & Supplies — 0.1%
Asurion LLC, 2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.33%, 12/23/26		48	47,659
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.33%, 12/12/25		48	48,122

19

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
GFL Environmental, Inc., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 05/30/25	USD	60	$59,802
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26(c)		34	33,008
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.08%, 08/27/25		755	755,797

			944,388

Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24(i)		1,247	1,235,140

Construction Materials — 0.0%
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		59	58,826

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 04/03/24		299	292,579
Charter NEX US, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		130	130,540

			423,119

Diversified Consumer Services — 0.0%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.58%, 01/29/27		41	41,371
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		59	58,437
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%, 0.50% Floor), 5.00%, 01/15/27		114	113,946
TruGreen Limited Partnership, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.50%), 9.50%, 11/02/28(c)		106	107,325

			321,079

Diversified Financial Services — 0.2%
Delta TopCo, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		276	275,857
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (1 Week LIBOR + 4.00%, 0.50% Floor), 4.50%, 02/16/28		66	65,853
KKR Apple Bidco LLC(o)
2021 2nd Lien Term Loan, 07/13/29		18	18,259
2021 Term Loan, 09/22/28		72	71,897
LBM Acquisition LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27		31	31,306
Milano Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		513	513,398
Sovos Compliance, LLC, 2021 Term Loan, (3 mo. LIBOR + 4.50%), 5.00%, 08/11/28		101	101,828
Veritas US, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/01/25		555	556,897
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		354	355,127

			1,990,422

Diversified Telecommunication Services — 0.2%
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/01/28		198	197,073
Intelsat Jackson Holdings SA 2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		123	124,766

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA (continued)
2017 Term Loan B4, (PRIME + 5.50%), 8.75%, 01/02/24	USD	198	$200,953
2017 Term Loan B5, (Fixed + 8.62%), 8.63%, 01/02/24		1,070	1,085,665
Northwest Fiber LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%), 3.83%, 04/30/27		126	125,578

			1,734,035

Entertainment — 0.0%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 7.00%, 11/12/25(c)		256	261,826

Health Care Equipment & Supplies — 0.0%
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 06/30/25		52	51,795

Health Care Providers & Services — 0.1%
Da Vinci Purchaser Corp., 2019 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/08/27		119	119,899
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.83%, 10/10/25		403	357,466
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.75%), 2.88%, 07/02/25		82	79,566
LifePoint Health, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 11/16/25		76	76,331
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 04/29/25		116	115,658
Sotera Health Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 12/11/26		254	253,154

			1,002,074

Health Care Services — 0.0%
Azalea Topco, Inc., Term Loan, (1 mo. LIBOR + 3.50%), 3.63%, 07/24/26		105	104,410
Medical Solutions LLC, 2021 2nd Lien Term Loan, 10/01/29(o)		92	91,080

			195,490

Health Care Technology — 0.0%
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.38%, 02/11/26		83	82,750
Polaris Newco LLC, USD Term Loan B, (6 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 06/02/28		254	254,478

			337,228

Hotels, Restaurants & Leisure — 0.1%
Caesars Resort Collection LLC, 2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.58%, 07/21/25		116	116,038
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23		258	257,281
Great Canadian Gaming Corp., Term Loan, 11/01/26(o)		38	38,105
IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27		246	246,448
Life Time Fitness, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/16/24		162	162,881

			820,753

Household Durables — 0.0%
Springs Windows Fashions LLC, 2021 Term Loan B, 10/06/28(o)		184	182,506

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.08%, 08/12/26	USD	27	$26,390

Industrial Conglomerates — 0.1%
PSAV Holdings Corp., 2018 2nd Lien Term Loan, (6 mo. LIBOR + 7.25%, 1.00% Floor), 8.25%, 09/01/25		313	242,551
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		109	110,918

			353,469

Insurance — 0.1%
Alliant Holdings Intermediate LLC, 2020 Term Loan B3, (1 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/05/27		93	93,592
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%), 3.75%, 09/01/27		124	123,626
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 12/31/25		390	386,518
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 09/03/26		141	140,321
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		52	52,477

			796,534

Interactive Media & Services — 0.0%
Camelot Finance SA, 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/30/26		79	79,574
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		110	110,362

			189,936

Internet & Direct Marketing Retail — 0.0%
CNT Holdings I Corp., 2020 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/08/27		154	154,322

IT Services — 0.1%
Banff Merger Sub Inc, 2021 USD 2nd Lien Term Loan, 02/27/26(c)(o)		279	282,139
Banff Merger Sub, Inc., 2021 USD Term Loan, (3 mo. LIBOR + 3.75%), 3.88%, 10/02/25		246	244,614
Greeneden US Holdings II LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		178	178,394
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.58%, 02/12/27		111	108,181

			813,328

Life Sciences Tools & Services — 0.1%
ICON Luxembourg Sarl
LUX Term Loan, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 07/03/28		264	264,911
US Term Loan, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 07/03/28		66	66,226
Parexel International Corp., Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 09/27/24		223	222,384

			553,521

Security		Par (000)	Value

Machinery — 0.1%
Madison IAQ LLC, Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 06/21/28	USD	67	$66,721
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 5.08%, 09/21/26		268	269,418
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.17%, 03/28/25		809	793,735

			1,129,874

Media — 0.2%
Altice Financing SA, 2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.88%, 07/15/25		23	22,688
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.12%, 08/14/26		107	106,541
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.63%, 08/21/26		489	478,797
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/11/26		108	107,579
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		46	44,376
MH Sub I LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.34%, 02/12/29		35	35,492
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/25/26		24	23,690
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 03/09/27		387	382,996

			1,202,159

Metals & Mining — 0.0%
Grinding Media Inc., 2021 Term Loan B, 09/22/28(c)(o)		64	64,080

Oil, Gas & Consumable Fuels — 0.2%
Ascent Resources Utica LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 10.00%, 11/01/25		1,133	1,238,729
Citgo Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		156	153,639
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.08%, 06/30/24(c)		8	4,595

			1,396,963

Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I Sarl, 2021 Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 03/27/28		388	378,586

Professional Services — 0.0%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.34%, 02/06/26		285	285,152

Software — 0.5%
Barracuda Networks, Inc., 2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 10/30/28		121	122,062
Castle US Holding Corp., USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.88%, 01/29/27		135	134,085
Cloudera, Inc.(o)
2021 2nd Lien Term Loan, 08/10/29(c)		180	179,100
2021 Term Loan, 08/10/28		515	514,037
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		62	63,628

21

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Epicor Software Corp. (continued)
2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/30/27	USD	168	$168,201
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.88%, 03/11/28		80	80,251
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed + 7.12%), 7.13%, 02/25/25		278	281,614
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 02/25/27		129	128,551
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/27/28		536	535,834
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%), 9.00%, 07/27/29(c)		280	279,650
Mitchell International, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.33%, 11/29/24		87	87,225
Planview Parent, Inc., 2nd Lien Term Loan, (1 Week LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/17/28		103	102,485
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.09%, 04/26/24		122	121,969
Proof Point, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 6.25%, 0.50% Floor), 6.75%, 08/31/29(c)		242	244,420
Proofpoint, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 08/31/28		164	163,098
RealPage, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/24/28		220	219,243
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.33%, 05/30/25		10	9,386
Sabre GLBL, Inc.
2021 Term Loan B1, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 12/17/27		108	107,692
2021 Term Loan B2, (1 mo. LIBOR + 3.50%), 4.00%, 12/17/27		173	171,234
Sophia LP, 2020 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/07/27		410	411,267
Tempo Acquisition LLC, 2020 Extended Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/02/26		21	20,542
Tibco Software, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.34%, 03/03/28		189	190,796
Ultimate Software Group, Inc.
2021 Incremental Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 05/04/26		122	121,934
Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 05/04/26		146	145,978

			4,604,282

Specialty Retail — 0.1%
PetSmart, Inc., 2021 Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28		389	389,556
Staples, Inc., 7 Year Term Loan, (3 mo. LIBOR + 5.00%), 5.13%, 04/16/26		96	91,857

			481,413

Security		Par (000)	Value

Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 3.75%, 02/03/28	USD	69	$68,358

Wireless Telecommunication Services — 0.0%
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.84%, 06/10/27		304	304,108

Total Floating Rate Loan Interests — 3.2% (Cost: $27,028,027)			27,231,017

Foreign Agency Obligations

Argentina — 0.0%
Argentine Republic Government International Bond, 3.50%, 07/09/41(p)		317	115,547

Bahrain — 0.1%
Bahrain Government International Bond, 6.75%, 09/20/29(d)		200	214,225
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(d)		200	228,000

			442,225

Canada — 1.0%
CDP Financial, Inc., 5.60%, 11/25/39(b)(m)		5,890	8,296,909

Colombia — 0.1%
Colombia Government International Bond
4.50%, 01/28/26		600	642,488
3.88%, 04/25/27		268	277,849
3.13%, 04/15/31		230	215,021

			1,135,358

Dominican Republic — 0.1%
Dominican Republic International Bond
5.95%, 01/25/27(d)		230	258,175
4.50%, 01/30/30(b)		226	229,291
4.88%, 09/23/32(b)		150	153,028
6.40%, 06/05/49(d)		150	158,841

			799,335

Egypt — 0.1%
Egypt Government International Bond
5.58%, 02/21/23(b)		200	205,270
5.88%, 06/11/25(d)		410	422,259
8.50%, 01/31/47(b)		400	383,000

			1,010,529

Ghana — 0.1%
Ghana Government International Bond, 7.75%, 04/07/29(b)		330	313,500

Iceland — 0.4%
Iceland Government International Bond, 5.88%, 05/11/22(d)		3,555	3,647,914

Indonesia — 0.1%
Indonesia Government International Bond, 4.10%, 04/24/28		600	673,237

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy — 0.4%
Republic of Italy Government International Bond, 5.38%, 06/15/33	USD	2,925	$3,673,170

Mexico — 0.0%
Mexico Government International Bond, 2.66%, 05/24/31		269	259,467

Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 04/07/26(d)		250	261,903

Morocco — 0.0%
Morocco Government International Bond, 3.00%, 12/15/32(b)		221	209,674

Oman — 0.0%
Oman Government International Bond, 6.50%, 03/08/47(d)		228	219,279

Pakistan — 0.1%
Pakistan Government International Bond(d)
6.00%, 04/08/26		200	198,022
7.38%, 04/08/31		200	199,272
Pakistan Water & Power Development Authority, 7.50%, 06/04/31(d)		200	197,820

			595,114

Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30		212	218,532
4.50%, 04/16/50		200	217,163

			435,695

Paraguay — 0.0%
Paraguay Government International Bond, 5.40%, 03/30/50(b)		200	229,225

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32		171	155,322
5.63%, 11/18/50		139	188,588

			343,910

Portugal — 0.5%
Portugal Government International Bond, 5.13%, 10/15/24(b)		3,970	4,472,069

Qatar — 0.0%
Qatar Government International Bond, 4.00%, 03/14/29(b)		240	272,640

Romania — 0.0%
Romanian Government International Bond, 3.00%, 02/14/31(b)		220	224,235

Russia — 0.0%
Russian Foreign Bond - Eurobond, 4.25%, 06/23/27(d)		200	222,900

Saudi Arabia — 0.1%
Saudi Government International Bond, 4.50%, 04/17/30(d)		278	325,260

Sri Lanka — 0.1%
Sri Lanka Government International Bond(d) 6.85%, 03/14/24		432	274,401

Security		Par (000)	Value

Sri Lanka (continued)
Sri Lanka Government International Bond(d) (continued)
6.35%, 06/28/24	USD	600	$382,612
7.85%, 03/14/29		200	121,725

			778,738

Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 09/01/23(d)		100	106,900
7.75%, 09/01/25(d)		385	418,495
7.25%, 03/15/33(b)		400	403,450

			928,845

Uruguay — 0.0%
Uruguay Government International Bond, 4.98%, 04/20/55		162	202,212

Total Foreign Agency Obligations — 3.5% (Cost: $27,105,213)			30,088,890

Municipal Bonds

California — 0.9%
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40		1,900	2,709,932
State of California, GO, BAB
7.55%, 04/01/39		280	471,318
7.63%, 03/01/40		1,720	2,874,688
University of California, RB, BAB, 5.95%, 05/15/45		885	1,261,028

			7,316,966

Georgia — 0.3%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 7.06%, 04/01/57		1,950	2,855,190

Illinois — 0.3%
State of Illinois, GO, 5.10%, 06/01/33		2,000	2,331,780

Indiana — 0.4%
Indianapolis Local Public Improvement Bond Bank, RB, Series B-2, 6.12%, 01/15/40		2,535	3,537,364

New Jersey — 0.1%
State of New Jersey, GO
Series A, 4.00%, 06/01/30		250	304,570
Series A, 4.00%, 06/01/31		190	234,173
Series A, 4.00%, 06/01/32		180	223,803

			762,546

New York — 1.2%
Metropolitan Transportation Authority, RB, BAB, 7.34%, 11/15/39		1,295	2,092,953
New York City Industrial Development Agency, Refunding RB
(AGM), 3.19%, 03/01/40		165	168,569
Class A, (AGM), 3.00%, 01/01/46		50	52,351
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series E-1, 4.00%, 02/01/41		1,000	1,176,170
New York City Water & Sewer System, Refunding RB, BAB, 5.72%, 06/15/42		1,390	2,064,386
New York State Dormitory Authority, RB, BAB Series D, 5.60%, 03/15/40		1,900	2,567,926

23

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

New York (continued)
New York State Dormitory Authority, RB, BAB (continued)
Series F, 5.63%, 03/15/39	USD	1,100	$1,422,377
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29		780	1,016,403

			10,561,135

Total Municipal Bonds — 3.2% (Cost: $20,774,354)			27,364,981

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.4%
Alternative Loan Trust
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		535	542,022
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 0.28%, 03/20/47(a)		493	425,675
Series 2007-OA10, Class 2A1, (1 mo. LIBOR US + 0.25%), 0.34%, 09/25/47(a)		4,987	4,039,363
Banc of America Funding Trust, Series 2007-2, Class 1A2, 6.00%, 03/25/37		271	245,834
COLT Mortgage Loan Trust(a)(b)
Series 2020-2, Class M1, 5.25%, 03/25/65		3,050	3,122,769
Series 2020-3, Class M1, 3.36%, 04/27/65		3,820	3,875,309
Ellington Financial Mortgage Trust, Series 2020-1, Class M1, 5.24%, 05/25/65(a)(b)		1,500	1,555,882
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.79%, 06/19/35(a)		139	138,897
GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37		91	77,501
JP Morgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 08/25/36		45	25,207
Merrill Lynch Mortgage Investors Trust, Series 2006- A3, Class 3A1, 2.69%, 05/25/36(a)		196	167,345
MFA Trust, Series 2021-NQM1, Class M1, 2.31%, 04/25/65(a)(b)		2,750	2,745,643
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)		2,050	2,043,675
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		2,000	2,034,107
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, (12 mo. MTA + 0.77%), 0.86%, 05/25/47(a)		110	107,372

			21,146,601

Commercial Mortgage-Backed Securities(a) — 4.0%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 04/14/33(b)		4,170	4,419,734
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 0.36%, 07/25/37(b)		873	840,273
Citigroup Commercial Mortgage Trust
Series 2013-GC15, Class B, 5.35%, 09/10/46		7,183	7,656,816
Series 2020-420K, Class D, 3.42%, 11/10/42(b)		270	263,639
COMM Mortgage Trust
Series 2015-CR22, Class C, 4.24%, 03/10/48		5,000	5,291,758
Series 2015-LC19, Class C, 4.37%, 02/10/48		3,500	3,725,413
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.28%, 08/10/50		7,000	7,508,591

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CSMC-FACT, Series 2020-FACT, Class D, (1 mo. LIBOR US + 3.71%), 3.79%, 10/15/37(b)	USD	900	$908,958
Extended Stay America Trust, Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 2.33%, 07/15/38(b)		826	835,940
GS Mortgage Securities Corp. Trust, Series 2020- TWN3, Class D, (1 mo. LIBOR US + 3.70%), 3.78%, 11/15/37(b)		1,500	1,518,503
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class B, (1 mo. LIBOR US + 1.00%), 1.09%, 04/25/31(b)		1,366	1,344,619

			34,314,244

Total Non-Agency Mortgage-Backed Securities — 6.4% (Cost: $54,004,491)			55,460,845

Preferred Securities

Capital Trusts — 5.8%
Banks(a) — 1.6%
Bank of East Asia Ltd., 5.88%(d)(l)		500	516,875
BBVA Bancomer SA, 5.13%, 01/18/33(d)		271	281,501
CaixaBank SA, 6.38%(d)(l)	EUR	200	250,165
CIT Group, Inc., Series A, 5.80%(l)	USD	163	166,464
Industrial & Commercial Bank of China Ltd., 3.20%(d)(l)		250	250,625
ING Groep NV, 3.88%(l)		2,000	1,939,800
Kasikornbank PCL, 5.28%(d)(l)		600	627,862
Nanyang Commercial Bank Ltd., 5.00%(d)(l)		200	201,938
Nordea Bank Abp, 6.13%(b)(l)		2,960	3,237,500
Rizal Commercial Banking Corp., 6.50%(d)(l)		200	211,537
SVB Financial Group, Series C, 4.00%(l)		2,000	2,050,000
TMBThanachart Bank PCL, 4.90%(d)(l)		250	252,391
Wells Fargo & Co., Series S, 5.90%(l)		3,390	3,648,487

			13,635,145

Building Materials — 0.0%
Cemex SAB de CV, 5.13%(a)(b)(l)		200	202,500

Diversified Financial Services(a)(l) — 3.3%
Bank of America Corp.
Series AA, 6.10%		7	7,806
Series FF, 5.88%		3,500	3,994,725
Series X, 6.25%		1,050	1,155,000
Barclays PLC, 4.38%		310	309,783
Credit Suisse Group AG, 6.38%(b)		300	329,250
HSBC Holdings PLC
6.50%		1,090	1,227,841
6.00%		435	476,869
JPMorgan Chase & Co.
Series FF, 5.00%		3,027	3,159,431
Series HH, 4.60%		165	168,713
Series I, 3.60%		3,581	3,600,597
Series R, 6.00%		70	73,850
Series V, 3.45%		3,640	3,653,650
Lloyds Banking Group PLC, 7.50%		1,750	2,030,190
Morgan Stanley, Series H, 3.74%		3,030	3,057,270
Natwest Group PLC, 6.00%		1,575	1,762,630
Societe Generale SA, 7.88%(b)		1,000	1,101,990

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
UBS Group AG, 3.88%(b)	USD	2,000	$1,999,780
Woori Bank, 4.25%(d)		250	259,812

			28,369,187

Diversified Telecommunication Services — 0.0%
Telefonica Europe BV, 5.88%(a)(d)(l)	EUR	100	128,432

Electric Utilities — 0.4%
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(a)	USD	2,750	3,225,749

Insurance — 0.4%
Heungkuk Life Insurance Co. Ltd., 4.48%(a)(d)(l)		200	202,662
MetLife, Inc., 6.40%, 12/15/66		2,554	3,280,238

			3,482,900

Real Estate Management & Development — 0.0%
Aroundtown SA, 3.38%(a)(d)(l)	EUR	100	121,192

Utilities — 0.1%
Electricite de France SA, 3.38%(a)(d)(l)		200	243,557

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 3.10%, 01/03/79(a)(d)		100	120,273

Total Capital Trusts — 5.8%			49,528,935

		Shares

Preferred Stocks — 0.5%

Capital Markets(a)(h) — 0.5%
Goldman Sachs Group, Inc., Series J, 5.50%		92,000	2,495,040
Morgan Stanley, Series K, 5.85%		66,567	1,972,380

			4,467,420

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S		10,000	26,000

Total Preferred Stocks — 0.5%			4,493,420

Trust Preferred — 0.1%

Diversified Financial Services — 0.1%
Citigroup Capital XIII, 6.50%, 10/30/40(a)		29,583	820,928

Total Preferred Securities — 6.4% (Cost: $51,960,418)			54,843,283

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.6%
Fannie Mae, 5.63%, 07/15/37(m)	USD	1,600	2,386,857
Federal Home Loan Bank(m)
5.25%, 12/09/22		1,375	1,458,710
5.37%, 09/09/24		4,025	4,591,606
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(k)		6,055	5,248,775

			13,685,948

Collateralized Mortgage Obligations — 2.3%
Uniform Mortgage-Backed Securities
Series 1254, Class Z, 8.50%, 04/15/22		1	9
Series 2015-47, Class GL, 3.50%, 07/25/45		1,636	1,833,503

Security		Par (000)		Value

Collateralized Mortgage Obligations (continued)
Uniform Mortgage-Backed Securities (continued)
Series 4350, Class DY, 4.00%, 06/15/44	USD	2,469		$2,701,173
Series 4398, Class ZX, 4.00%, 09/15/54		10,149		11,710,169
Series 4549, Class TZ, 4.00%, 11/15/45		3,093		3,429,727

				19,674,581

Interest Only Collateralized Mortgage Obligations — 0.2%
Ginnie Mae Mortgage-Backed Securities(a)
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 6.39%, 12/16/39		840		132,231
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 6.59%, 04/16/41		7,309		1,357,929
Uniform Mortgage-Backed Securities
Series 1997-50, Class SI, (1 mo. LIBOR US + 9.20%), 1.20%, 04/25/23(a)		3		19
Series 2012-47, Class NI, 4.50%, 04/25/42		1,615		281,493
Series 2012-96, Class DI, 4.00%, 02/25/27		520		6,178

				1,777,850

Mortgage-Backed Securities — 15.4%
Ginnie Mae Mortgage-Backed Securities, 5.50%, 08/15/33(m)		28		31,037
Uniform Mortgage-Backed Securities
2.50%, 10/14/21 - 11/01/51(q)		59,800		61,641,836
3.00%, 04/01/33 - 09/01/43(m)		9,061		9,637,933
5.00%, 08/01/34(m)		769		874,562
5.50%, 06/01/38(m)		408		475,694
6.00%, 12/01/38(m)		320		378,655
4.50%, 07/01/41 - 07/01/55(m)		9,047		10,170,323
4.00%, 12/01/41 - 04/01/56(m)		15,565		17,333,583
3.50%, 07/01/49 - 08/01/49(m)		9,491		10,263,691
2.00%, 03/01/51 - 06/01/51(m)		21,357		21,430,922

				132,238,236

Principal Only Collateralized Mortgage Obligations(r) — 0.0%
Uniform Mortgage-Backed Securities
Series 1993-51, Class E, 0.00%, 02/25/23		1		778
Series 1993-70, Class A, 0.00%, 05/25/23		—	(s)	170
Series 203, Class 1, 0.00%, 02/25/23		1		235
Series 228, Class 1, 0.00%, 06/25/23		—	(s)	161

				1,344

Total U.S. Government Sponsored Agency Securities — 19.5% (Cost: $159,600,474)				167,377,959

U.S. Treasury Obligations
U.S. Treasury Bonds(m)
1.88%, 02/15/41 - 02/15/51		29,800		28,515,219
3.00%, 11/15/44		61,400		72,089,836
2.50%, 02/15/46		66,500		71,918,711
2.75%, 11/15/47		2,000		2,272,344
U.S. Treasury Notes(m)
0.13%, 08/31/22 - 03/31/23(t)		74,300		74,253,234
2.75%, 04/30/23 - 08/31/25(t)		19,300		20,619,043
3.00%, 09/30/25		2,400		2,608,969
2.88%, 08/15/28		1,000		1,104,648

25

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes(m) (continued)
3.13%, 11/15/28	USD	3,000	$3,370,547
1.13%, 02/15/31		19,000	18,403,281

Total U.S. Treasury Obligations — 34.3% (Cost: $276,358,003)			295,155,832

Total Long-Term Investments — 151.2% (Cost: $1,212,711,351)			1,299,940,025

		Shares

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(u)(v)		19,428,725	19,428,725

Total Short-Term Securities — 2.2% (Cost: $19,428,725)			19,428,725

Options Purchased — 0.8% (Cost: $8,175,847)			6,988,485

Total Investments Before TBA Sale Commitments and Options Written — 154.2% (Cost: $1,240,315,923)			1,326,357,235

		Par (000)

TBA Sale Commitments

Mortgage-Backed Securities — (0.9)%
Uniform Mortgage-Backed Securities, 2.50%, 10/14/51(q)	USD	(7,800)	(8,042,227)

Total TBA Sale Commitments — (0.9)% (Proceeds: $(8,034,172))			(8,042,227)

Options Written — (0.6)% (Premiums Received: $(7,121,964))			(5,570,373)

Total Investments, Net of TBA Sale Commitments and Options Written — 152.7% (Cost: $1,225,159,787)			1,312,744,635
Liabilities in Excess of Other Assets — (52.7)%			(453,061,914)

Net Assets — 100.0%			$859,682,721

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $148,012, representing less than 0.05% of its net assets as of period end, and an original cost of $32,643.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	When-issued security.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Perpetual security with no stated maturity date.
(m)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(n)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)	Represents or includes a TBA transaction.
(r)	Rates are discount rates or a range of discount rates as of period end.
(s)	Rounds to less than 1,000.
(t)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(u)	Affiliate of the Trust.
(v)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,065,454	$11,363,271	(a)	$—	$—	$—	$19,428,725	19,428,725	$1,492	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
BNP Paribas S.A.	0.07	%(b)	11/25/20	Open		$2,607,281	$ 2,609,542	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas S.A.	0.07	(b)	11/25/20	Open		1,548,594	1,549,936	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas S.A.	0.07	(b)	11/25/20	Open		2,586,000	2,588,242	U.S. Government Sponsored Agency Securities	Open/Demand
Credit Agricole Corporate and Investment Bank	0.03	(b)	04/07/21	Open		1,910,000	1,909,324	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	(b)	04/07/21	Open		1,500,000	1,500,414	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	(b)	04/07/21	Open		7,049,250	7,047,398	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	(b)	04/20/21	Open		1,117,500	1,117,796	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	(b)	04/20/21	Open		3,435,000	3,435,910	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	(b)	04/20/21	Open		2,649,000	2,649,702	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	(b)	04/20/21	Open		43,028,175	43,039,577	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	(b)	04/20/21	Open		2,227,500	2,228,090	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	(b)	04/20/21	Open		1,808,375	1,808,854	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	(b)	04/20/21	Open		15,839,687	15,843,885	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.08	(b)	04/21/21	Open		3,840,000	3,839,164	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	(b)	05/06/21	Open		8,000,000	8,001,947	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.03	(b)	05/12/21	Open		952,500	952,453	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.07	(b)	05/12/21	Open		2,234,375	2,234,114	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.08	(b)	05/12/21	Open		3,000,000	3,000,595	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.08	(b)	05/12/21	Open		735,556	735,754	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.08	(b)	05/12/21	Open		3,000,000	3,000,363	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.29	(b)	06/04/21	Open		6,796,680	6,803,031	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.29	(b)	06/04/21	Open		9,856,460	9,865,670	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.29	(b)	06/04/21	Open		8,650,000	8,658,083	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.19	(b)	06/09/21	Open		4,195,000	4,197,502	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.25	(b)	06/29/21	Open		7,826,337	7,831,392	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	(0.50	)(b)	07/21/21	Open		328,650	328,326	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.25	(b)	07/29/21	Open		4,509,000	4,510,973	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.25	(b)	07/29/21	Open		5,715,500	5,718,000	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.07	(b)	08/05/21	Open		28,500,000	28,503,341	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.07	(b)	08/05/21	Open		75,445,250	75,461,439	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.07	(b)	08/05/21	Open		2,943,500	2,943,845	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	(0.06	)(b)	08/09/21	Open		15,840,000	15,840,537	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.07	(b)	08/09/21	Open		5,506,875	5,507,542	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.07	(b)	08/09/21	Open		39,000,000	39,004,723	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.07	(b)	08/09/21	Open		13,331,250	13,332,398	U.S. Treasury Obligations	Open/Demand
Barclays Capital, Inc.	(3.00	)(b)	08/16/21	Open		25,653	25,554	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.07	(b)	08/27/21	Open		1,970,000	1,970,153	U.S. Treasury Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	(3.00	)(b)	08/27/21	Open		94,815	94,562	Corporate Bonds	Open/Demand
Royal Bank of Canada	0.08		09/13/21	10/14/21		3,070,015	3,070,131	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.08		09/13/21	10/14/21		4,413,049	4,413,215	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.08		09/13/21	10/14/21		1,351,751	1,351,802	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	0.08		09/13/21	10/14/21		6,542,059	6,542,306	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	0.08		09/13/21	10/14/21		1,112,352	1,112,394	U.S. Government Sponsored Agency Securities	Up to 30 Days

27

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
TD Securities (USA) LLC	0.08%		09/13/21	10/14/21		$30,203	$30,204	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	0.08		09/13/21	10/14/21		12,537,605	12,538,079	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	0.08		09/13/21	10/14/21		2,817,068	2,817,174	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	0.08		09/13/21	10/14/21		1,259,998	1,260,046	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	0.08		09/13/21	10/14/21		8,453,435	8,453,754	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	0.08		09/13/21	10/14/21		369,889	369,903	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	0.08		09/13/21	10/14/21		851,103	851,135	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	0.08		09/13/21	10/14/21		461,886	461,903	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	0.08		09/13/21	10/14/21		897,637	897,671	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	0.08		09/13/21	10/14/21		5,152,961	5,153,156	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	0.08		09/13/21	10/14/21		1,088,887	1,088,928	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	0.08		09/13/21	10/14/21		10,065,554	10,065,935	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	0.08		09/13/21	10/14/21		4,824,941	4,825,124	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	0.08		09/13/21	10/14/21		3,465,747	3,465,878	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	(0.50	)(b)	09/17/21	Open		117,344	117,321	Corporate Bonds	Open/Demand

						$408,487,247	$408,576,190

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	6	12/08/21	$1,180	$(19,952)
Euro OAT	27	12/08/21	5,190	(93,260)
10-Year U.S. Ultra Long Treasury Note	557	12/21/21	80,904	(1,371,614)
Ultra U.S. Treasury Bond	206	12/21/21	39,359	(1,084,667)
2-Year U.S. Treasury Note	129	12/31/21	28,387	(12,257)
5-Year U.S. Treasury Note	79	12/31/21	9,697	7,302
90-Day Eurodollar	532	12/18/23	131,477	(201,522)

				(2,775,970)

Short Contracts
10-Year U.S. Treasury Note	907	12/21/21	119,370	1,424,060
U.S. Long Bond	18	12/21/21	2,866	56,954
90-Day Eurodollar	605	12/16/24	148,822	341,219

				1,822,233

				$(953,737)

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	227,189	CAD	286,000	Bank of America N.A.	12/15/21	$1,391
USD	2,699,478	EUR	2,276,000	Bank of America N.A.	12/15/21	59,171
USD	2,695,981	EUR	2,276,000	BNP Paribas SA	12/15/21	55,675
USD	97,359	EUR	83,000	Morgan Stanley & Co. International PLC	12/15/21	1,074
USD	1,091,668	GBP	788,000	Natwest Markets PLC	12/15/21	29,808
USD	5,020,563	GBP	3,624,000	Natwest Markets PLC	12/15/21	137,087

						284,206

USD	131,781	GBP	98,000	Bank of America N.A.	12/15/21	(277)

						$283,929

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Put
90-Day Eurodollar Future	244	10/15/21	USD 99.25	USD 60,698	$1,525
10-Year U.S. Treasury Note Future	61	11/26/21	USD 133.00	USD 8,035	99,125

					$100,650

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
5-Year Interest Rate Swap, 03/30/27	3-Month LIBOR, 0.13%	Quarterly	1.31%	Semi-Annual	Barclays Bank PLC	03/28/22	1.31%	USD	13,310	$145,379
5-Year Interest Rate Swap, 04/07/27	3-Month LIBOR, 0.13%	Quarterly	1.53%	Semi-Annual	JPMorgan Chase Bank N.A.	04/05/22	1.53	USD	6,960	128,263
5-Year Interest Rate Swap, 04/10/27	3-Month LIBOR, 0.13%	Quarterly	1.39%	Semi-Annual	Morgan Stanley & Co. International PLC	04/08/22	1.39	USD	13,700	183,162
5-Year Interest Rate Swap, 04/30/27	3-Month LIBOR, 0.13%	Quarterly	1.20%	Semi-Annual	Bank of America N.A.	04/28/22	1.20	USD	19,220	153,556
10-Year Interest Rate Swap, 03/09/34	3-Month LIBOR, 0.13%	Quarterly	2.98%	Semi-Annual	Barclays Bank PLC	03/07/24	2.98	USD	3,510	379,414
10-Year Interest Rate Swap, 03/14/34	3-Month LIBOR, 0.13%	Quarterly	2.95%	Semi-Annual	Barclays Bank PLC	03/12/24	2.95	USD	3,510	371,818
10-Year Interest Rate Swap, 06/26/34	3-Month LIBOR, 0.13%	Quarterly	1.97%	Semi-Annual	Goldman Sachs Bank USA	06/24/24	1.97	USD	2,455	106,918
10-Year Interest Rate Swap, 06/30/34	3-Month LIBOR, 0.13%	Quarterly	2.00%	Semi-Annual	Goldman Sachs Bank USA	06/28/24	2.00	USD	2,455	110,538
10-Year Interest Rate Swap, 07/24/34	3-Month LIBOR, 0.13%	Quarterly	1.68%	Semi-Annual	Goldman Sachs Bank USA	07/22/24	1.67	USD	3,090	96,100
10-Year Interest Rate Swap, 07/31/34	3-Month LIBOR, 0.13%	Quarterly	1.55%	Semi-Annual	Bank of America N.A.	07/29/24	1.55	USD	4,280	114,437
10-Year Interest Rate Swap, 08/04/34	3-Month LIBOR, 0.13%	Quarterly	1.68%	Semi-Annual	Wells Fargo Bank, National Association	08/02/24	1.68	USD	3,100	97,285
10-Year Interest Rate Swap, 02/27/35	3-Month LIBOR, 0.13%	Quarterly	1.49%	Semi-Annual	Citibank N.A.	02/25/25	1.49	USD	2,570	68,868
10-Year Interest Rate Swap, 05/02/35	3-Month LIBOR, 0.13%	Quarterly	0.89%	Semi-Annual	Deutsche Bank AG	04/30/25	0.89	USD	1,640	21,880
10-Year Interest Rate Swap, 06/06/35	3-Month LIBOR, 0.13%	Quarterly	1.28%	Semi-Annual	Goldman Sachs Bank USA	06/04/25	1.28	USD	1,120	24,351
10-Year Interest Rate Swap, 06/07/35	3-Month LIBOR, 0.13%	Quarterly	1.43%	Semi-Annual	UBS AG	06/05/25	1.43	USD	1,120	28,849
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.13%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,930	27,923
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.13%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	620	8,970

29

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call (continued)
10-Year Interest Rate Swap, 04/09/36	3-Month LIBOR, 0.13%	Quarterly	2.60%	Semi-Annual	Deutsche Bank AG	04/07/26	2.60%	USD	3,560	$288,047
10-Year Interest Rate Swap, 06/29/38(a)	3-Month LIBOR, 0.13%	Quarterly	3.05%	Semi-Annual	Deutsche Bank AG	06/27/28	3.05	USD	3,125	131,532
10-Year Interest Rate Swap, 01/12/39	3-Month LIBOR, 0.13%	Quarterly	3.04%	Semi-Annual	Nomura International PLC	01/10/29	3.04	USD	1,000	108,886
10-Year Interest Rate Swap, 01/13/39	3-Month LIBOR, 0.13%	Quarterly	3.04%	Semi-Annual	Morgan Stanley & Co. International PLC	01/11/29	3.04	USD	1,000	108,712
10-Year Interest Rate Swap, 01/31/39	3-Month LIBOR, 0.13%	Quarterly	3.08%	Semi-Annual	Barclays Bank PLC	01/29/29	3.08	USD	1,020	113,832
10-Year Interest Rate Swap, 08/09/40	3-Month LIBOR, 0.13%	Quarterly	1.05%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/30	1.05	USD	1,210	33,152
10-Year Interest Rate Swap, 04/29/48	3-Month LIBOR, 0.13%	Quarterly	2.99%	Semi-Annual	JPMorgan Chase Bank N.A.	04/27/38	2.98	USD	910	98,537
10-Year Interest Rate Swap, 02/24/49	3-Month LIBOR, 0.13%	Quarterly	2.86%	Semi-Annual	JPMorgan Chase Bank N.A.	02/22/39	2.86	USD	933	95,132
10-Year Interest Rate Swap, 08/09/50	3-Month LIBOR, 0.13%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/40	0.91	USD	730	25,733

										3,071,274

Put
5-Year Interest Rate Swap, 11/17/26	(0.15%)	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	Barclays Bank PLC	11/15/21	(0.15)	EUR	12,150	26,710
10-Year Interest Rate Swap, 01/13/32	1.25%	Semi-Annual	6-Month JPY LIBOR, (0.04%)	Semi-Annual	Credit Suisse International	01/11/22	1.25	JPY	250,000	—
10-Year Interest Rate Swap, 02/24/32	1.55%	Semi-Annual	6-Month JPY LIBOR, (0.04%)	Semi-Annual	Credit Suisse International	02/22/22	1.55	JPY	250,000	—
10-Year Interest Rate Swap, 03/18/32	1.60%	Semi-Annual	6-Month JPY LIBOR, (0.04%)	Semi-Annual	JPMorgan Chase Bank N.A.	03/16/22	1.60	JPY	250,000	—
5-Year Interest Rate Swap, 03/30/27	1.31%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Barclays Bank PLC	03/28/22	1.31	USD	13,310	101,278
10-Year Interest Rate Swap, 04/06/32	1.45%	Semi-Annual	6-Month JPY LIBOR, (0.04%)	Semi-Annual	JPMorgan Chase Bank N.A.	04/04/22	1.45	JPY	250,000	—
5-Year Interest Rate Swap, 04/07/27	1.53%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	JPMorgan Chase Bank N.A.	04/05/22	1.53	USD	6,960	32,789
5-Year Interest Rate Swap, 04/10/27	1.39%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	04/08/22	1.39	USD	13,700	92,406
10-Year Interest Rate Swap, 04/23/32	1.90%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	04/21/22	1.90	USD	46,450	546,293
5-Year Interest Rate Swap, 05/05/37	3.25%	Quarterly	3-Month LIBOR, 0.13%	Semi-Annual	Goldman Sachs Bank USA	05/03/22	3.25	USD	8,100	5,200
30-Year Interest Rate Swap, 05/11/52	2.85%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Nomura International PLC	05/09/22	2.85	USD	4,750	23,916
5-Year Interest Rate Swap, 07/17/27	1.25%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Bank of America N.A.	07/15/22	1.25	USD	16,670	233,558
10-Year Interest Rate Swap, 08/04/32	2.25%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	JPMorgan Chase Bank N.A.	08/02/22	2.25	USD	4,160	39,411
10-Year Interest Rate Swap, 08/10/32	2.25%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Barclays Bank PLC	08/08/22	2.25	USD	4,270	41,462
10-Year Interest Rate Swap, 03/09/34	2.98%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Barclays Bank PLC	03/07/24	2.98	USD	3,510	48,580
10-Year Interest Rate Swap, 03/14/34	2.95%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Barclays Bank PLC	03/12/24	2.95	USD	3,510	50,306
10-Year Interest Rate Swap, 06/15/34	2.50%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	06/13/24	2.50	USD	3,950	100,775
10-Year Interest Rate Swap, 06/22/34	2.50%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	06/20/24	2.50	USD	3,950	101,381

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 06/26/34	1.97%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Goldman Sachs Bank USA	06/24/24	1.97%	USD	2,455	$107,564
10-Year Interest Rate Swap, 06/30/34	2.00%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Goldman Sachs Bank USA	06/28/24	2.00	USD	2,455	104,794
10-Year Interest Rate Swap, 07/24/34	1.68%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Goldman Sachs Bank USA	07/22/24	1.67	USD	3,090	181,441
10-Year Interest Rate Swap, 08/04/34	1.68%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Wells Fargo Bank, National Association	08/02/24	1.68	USD	3,100	182,267
10-Year Interest Rate Swap, 08/07/34	1.80%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	08/05/24	1.80	USD	6,130	323,358
10-Year Interest Rate Swap, 02/27/35	1.49%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Citibank N.A.	02/25/25	1.49	USD	2,570	190,996
10-Year Interest Rate Swap, 05/02/35	0.89%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	04/30/25	0.89	USD	1,640	189,475
10-Year Interest Rate Swap, 06/06/35	1.28%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Goldman Sachs Bank USA	06/04/25	1.28	USD	1,120	99,786
10-Year Interest Rate Swap, 06/07/35	1.43%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	UBS AG	06/05/25	1.43	USD	1,120	89,673
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	620	71,575
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,930	222,807
10-Year Interest Rate Swap, 04/09/36	2.60%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	04/07/26	2.60	USD	3,560	122,165
10-Year Interest Rate Swap, 04/14/37	3.00%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	JPMorgan Chase Bank N.A.	04/12/27	3.00	USD	2,590	73,631
10-Year Interest Rate Swap, 01/12/39	3.04%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Nomura International PLC	01/10/29	3.04	USD	1,000	31,758
10-Year Interest Rate Swap, 01/13/39	3.04%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	01/11/29	3.04	USD	1,000	31,849
10-Year Interest Rate Swap, 01/31/39	3.08%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Barclays Bank PLC	01/29/29	3.08	USD	1,020	31,555
10-Year Interest Rate Swap, 08/09/40	1.05%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	08/07/30	1.05	USD	1,210	139,584
			6-Month
20-Year Interest Rate Swap, 08/11/53	4.00%	Annual	EURIBOR, (0.53%)	Semi-Annual	Barclays Bank PLC	08/09/33	4.00	EUR	2,410	31,723
10-Year Interest Rate Swap, 04/29/48	2.99%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	JPMorgan Chase Bank N.A.	04/27/38	2.98	USD	910	33,538
10-Year Interest Rate Swap, 02/24/49	2.86%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	JPMorgan Chase Bank N.A.	02/22/39	2.86	USD	933	36,602
10-Year Interest Rate Swap, 08/09/50	0.91%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	08/07/40	0.91	USD	730	76,355

										3,816,561

										$6,887,835

(a)	Forward settling swaption.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note Future	61	11/26/21	USD	136.00	USD	8,035	$(1,906)

Put
10-Year U.S. Treasury Note Future	122	11/26/21	USD	131.00	USD	16,070	(78,156)

							$(80,062)

31

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
10-Year Interest Rate Swap, 10/16/31	1.78%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Goldman Sachs Bank USA	10/14/21	1.78%	USD	3,040	$ (68,842)
10-Year Interest Rate Swap, 11/06/31	1.00%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	11/04/21	1.00	USD	6,130	(552)
10-Year Interest Rate Swap, 11/14/31	1.30%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	11/12/21	1.30	USD	6,320	(11,292)
2-Year Interest Rate Swap, 01/12/24	0.51%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	01/10/22	0.51	USD	38,450	(61,203)
10-Year Interest Rate Swap, 01/29/32	1.00%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	01/27/22	1.00	USD	3,880	(6,481)
10-Year Interest Rate Swap, 01/29/32	1.25%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Bank of America N.A.	01/27/22	1.25	USD	3,560	(16,173)
10-Year Interest Rate Swap, 02/20/32	1.62%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Bank of America N.A.	02/18/22	1.62	USD	3,350	(59,805)
2-Year Interest Rate Swap, 02/25/24	0.41%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Goldman Sachs Bank USA	02/23/22	0.41	USD	38,130	(25,365)
2-Year Interest Rate Swap, 03/03/24	0.51%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	03/01/22	0.51	USD	33,910	(49,467)
2-Year Interest Rate Swap, 03/04/24	0.49%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	JPMorgan Chase Bank N.A.	03/02/22	0.49	USD	25,335	(31,744)
2-Year Interest Rate Swap, 03/05/24	0.52%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Citibank N.A.	03/03/22	0.52	USD	17,280	(26,579)
2-Year Interest Rate Swap, 03/23/24	0.56%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	03/21/22	0.56	USD	17,280	(34,007)
2-Year Interest Rate Swap, 03/25/24	0.57%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	03/23/22	0.57	USD	33,470	(68,151)
10-Year Interest Rate Swap, 04/23/32	1.25%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	04/21/22	1.25	USD	46,450	(319,640)
5-Year Interest Rate Swap, 04/24/27	0.90%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Bank of America N.A.	04/22/22	0.90	USD	9,610	(26,059)
5-Year Interest Rate Swap, 04/30/27	0.90%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Bank of America N.A.	04/28/22	0.90	USD	28,830	(79,023)
10-Year Interest Rate Swap, 05/04/32	0.74%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	05/02/22	0.74	USD	2,540	(3,816)
10-Year Interest Rate Swap, 06/09/32	1.40%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	JPMorgan Chase Bank N.A.	06/07/22	1.40	USD	4,475	(53,594)
10-Year Interest Rate Swap, 08/10/32	0.72%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	08/08/22	0.72	USD	485	(1,120)
10-Year Interest Rate Swap, 09/03/32	1.53%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	09/01/22	1.52	USD	7,210	(129,069)
10-Year Interest Rate Swap, 10/13/32	1.06%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	10/11/22	1.06	USD	2,780	(18,300)
10-Year Interest Rate Swap, 12/18/32	1.23%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Goldman Sachs Bank USA	12/16/22	1.23	USD	2,560	(27,630)
10-Year Interest Rate Swap, 12/18/32	1.25%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Goldman Sachs Bank USA	12/16/22	1.24	USD	2,560	(28,366)
10-Year Interest Rate Swap, 01/01/33	1.25%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Citibank N.A.	12/30/22	1.25	USD	2,820	(32,428)
10-Year Interest Rate Swap, 01/11/33	1.44%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Barclays Bank PLC	01/09/23	1.44	USD	5,090	(85,448)
10-Year Interest Rate Swap, 03/03/33	2.01%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Bank of America N.A.	03/01/23	2.01	USD	5,170	(224,862)
30-Year Interest Rate Swap, 09/19/54	1.85%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Deutsche Bank AG	09/17/24	1.85	USD	1,700	(155,656)
30-Year Interest Rate Swap, 10/02/54	2.00%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Barclays Bank PLC	09/30/24	2.00	USD	1,170	(127,762)
10-Year Interest Rate Swap, 03/14/39	3.05%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Barclays Bank PLC	03/12/29	3.05	USD	2,840	(310,962)

										(2,083,396)

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put
10-Year Interest Rate Swap, 10/16/31	3-Month LIBOR, 0.13%	Quarterly	1.78%	Semi-Annual	Goldman Sachs Bank USA	10/14/21	1.77%	USD	3,040	$(974)
10-Year Interest Rate Swap, 11/14/31	3-Month LIBOR, 0.13%	Quarterly	1.50%	Semi-Annual	Deutsche Bank AG	11/12/21	1.50	USD	6,320	(76,263)
2-Year Interest Rate Swap, 12/08/23	3-Month LIBOR, 0.13%	Quarterly	0.50%	Semi-Annual	Barclays Bank PLC	12/06/21	0.50	USD	14,380	(9,481)
2-Year Interest Rate Swap, 12/12/23	3-Month LIBOR, 0.13%	Quarterly	0.45%	Semi-Annual	Deutsche Bank AG	12/10/21	0.45	USD	14,430	(16,323)
2-Year Interest Rate Swap, 01/12/24	3-Month LIBOR, 0.13%	Quarterly	0.51%	Semi-Annual	Morgan Stanley & Co. International PLC	01/10/22	0.51	USD	38,450	(51,487)
2-Year Interest Rate Swap, 01/21/24	3-Month LIBOR, 0.13%	Quarterly	0.50%	Semi-Annual	Deutsche Bank AG	01/19/22	0.50	USD	10,190	(16,534)
10-Year Interest Rate Swap, 01/29/32	3-Month LIBOR, 0.13%	Quarterly	1.25%	Semi-Annual	Bank of America N.A.	01/27/22	1.25	USD	3,560	(133,774)
10-Year Interest Rate Swap, 01/29/32	3-Month LIBOR, 0.13%	Quarterly	1.50%	Semi-Annual	Deutsche Bank AG	01/27/22	1.50	USD	3,880	(80,824)
10-Year Interest Rate Swap, 02/20/32	3-Month LIBOR, 0.13%	Quarterly	1.62%	Semi-Annual	Bank of America N.A.	02/18/22	1.62	USD	3,350	(56,731)
2-Year Interest Rate Swap, 02/27/24	3-Month LIBOR, 0.13%	Quarterly	0.75%	Semi-Annual	Deutsche Bank AG	02/25/22	0.75	USD	38,130	(36,282)
10-Year Interest Rate Swap, 03/02/32	3-Month LIBOR, 0.13%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	02/28/22	1.60	USD	2,840	(52,889)
2-Year Interest Rate Swap, 03/03/24	3-Month LIBOR, 0.13%	Quarterly	0.51%	Semi-Annual	Deutsche Bank AG	03/01/22	0.51	USD	33,910	(87,844)
2-Year Interest Rate Swap, 03/04/24	3-Month LIBOR, 0.13%	Quarterly	0.49%	Semi-Annual	JPMorgan Chase Bank N.A.	03/02/22	0.49	USD	25,335	(72,143)
2-Year Interest Rate Swap, 03/05/24	3-Month LIBOR, 0.13%	Quarterly	0.52%	Semi-Annual	Citibank N.A.	03/03/22	0.52	USD	17,280	(44,119)
2-Year Interest Rate Swap, 03/23/24	3-Month LIBOR, 0.13%	Quarterly	0.56%	Semi-Annual	Deutsche Bank AG	03/21/22	0.56	USD	17,280	(45,071)
2-Year Interest Rate Swap, 03/25/24	3-Month LIBOR, 0.13%	Quarterly	0.57%	Semi-Annual	Deutsche Bank AG	03/23/22	0.57	USD	33,470	(86,597)
10-Year Interest Rate Swap, 05/04/32	3-Month LIBOR, 0.13%	Quarterly	0.74%	Semi-Annual	Deutsche Bank AG	05/02/22	0.74	USD	2,540	(221,512)
5-Year Interest Rate Swap, 05/05/27	3-Month LIBOR, 0.13%	Quarterly	3.25%	Semi-Annual	Goldman Sachs Bank USA	05/03/22	3.25	USD	20,260	(2,466)
10-Year Interest Rate Swap, 05/11/32	3-Month LIBOR, 0.13%	Quarterly	2.75%	Semi-Annual	Nomura International PLC	05/09/22	2.75	USD	10,350	(22,367)
10-Year Interest Rate Swap, 06/09/32	3-Month LIBOR, 0.13%	Quarterly	2.40%	Semi-Annual	JPMorgan Chase Bank N.A.	06/07/22	2.40	USD	4,475	(23,992)
10-Year Interest Rate Swap, 08/04/32	3-Month LIBOR, 0.13%	Quarterly	2.75%	Semi-Annual	JPMorgan Chase Bank N.A.	08/02/22	2.75	USD	4,160	(16,315)
10-Year Interest Rate Swap, 08/04/32	3-Month LIBOR, 0.13%	Quarterly	3.25%	Semi-Annual	JPMorgan Chase Bank N.A.	08/02/22	3.25	USD	4,160	(7,220)
10-Year Interest Rate Swap, 08/10/32	3-Month LIBOR, 0.13%	Quarterly	0.72%	Semi-Annual	Deutsche Bank AG	08/08/22	0.72	USD	485	(46,094)
10-Year Interest Rate Swap, 08/10/32	3-Month LIBOR, 0.13%	Quarterly	2.75%	Semi-Annual	Barclays Bank PLC	08/08/22	2.75	USD	4,270	(17,277)
10-Year Interest Rate Swap, 08/10/32	3-Month LIBOR, 0.13%	Quarterly	3.25%	Semi-Annual	Barclays Bank PLC	08/08/22	3.25	USD	4,270	(7,679)
10-Year Interest Rate Swap, 09/03/32	3-Month LIBOR, 0.13%	Quarterly	1.53%	Semi-Annual	Morgan Stanley & Co. International PLC	09/01/22	1.52	USD	7,210	(260,675)
10-Year Interest Rate Swap, 10/13/32	3-Month LIBOR, 0.13%	Quarterly	1.06%	Semi-Annual	Deutsche Bank AG	10/11/22	1.06	USD	2,780	(193,926)
10-Year Interest Rate Swap, 12/18/32	3-Month LIBOR, 0.13%	Quarterly	1.23%	Semi-Annual	Goldman Sachs Bank USA	12/16/22	1.23	USD	2,560	(157,090)
10-Year Interest Rate Swap, 12/18/32	3-Month LIBOR, 0.13%	Quarterly	1.25%	Semi-Annual	Goldman Sachs Bank USA	12/16/22	1.24	USD	2,560	(154,842)
10-Year Interest Rate Swap, 01/01/33	3-Month LIBOR, 0.13%	Quarterly	1.25%	Semi-Annual	Citibank N.A.	12/30/22	1.25	USD	2,820	(171,164)

33

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 01/11/33	3-Month LIBOR, 0.13%	Quarterly	1.44%	Semi-Annual	Barclays Bank PLC	01/09/23	1.44%	USD	5,090	$(250,291)
10-Year Interest Rate Swap, 03/03/33	3-Month LIBOR, 0.13%	Quarterly	2.01%	Semi-Annual	Bank of America N.A.	03/01/23	2.01	USD	5,170	(128,635)
10-Year Interest Rate Swap, 05/17/33	6-Month EURIBOR, (0.53%)	Semi-Annual	0.70%	Annual	Barclays Bank PLC	05/15/23	0.70	EUR	6,070	(101,127)
10-Year Interest Rate Swap, 06/15/34	3-Month LIBOR, 0.13%	Quarterly	3.00%	Semi-Annual	Morgan Stanley & Co. International PLC	06/13/24	3.00	USD	3,950	(60,321)
10-Year Interest Rate Swap, 06/15/34	3-Month LIBOR, 0.13%	Quarterly	3.50%	Semi-Annual	Morgan Stanley & Co. International PLC	06/13/24	3.50	USD	3,950	(36,563)
10-Year Interest Rate Swap, 06/22/34	3-Month LIBOR, 0.13%	Quarterly	3.00%	Semi-Annual	Morgan Stanley & Co. International PLC	06/20/24	3.00	USD	3,950	(60,780)
10-Year Interest Rate Swap, 06/22/34	3-Month LIBOR, 0.13%	Quarterly	3.50%	Semi-Annual	Morgan Stanley & Co. International PLC	06/20/24	3.50	USD	3,950	(36,892)
10-Year Interest Rate Swap, 08/22/34	3-Month LIBOR, 0.13%	Quarterly	2.25%	Semi-Annual	Morgan Stanley & Co. International PLC	08/20/24	2.25	USD	4,410	(152,607)
30-Year Interest Rate Swap, 09/19/54	3-Month LIBOR, 0.13%	Quarterly	1.85%	Semi-Annual	Deutsche Bank AG	09/17/24	1.85	USD	1,700	(201,033)
30-Year Interest Rate Swap, 10/02/54	3-Month LIBOR, 0.13%	Quarterly	2.00%	Semi-Annual	Barclays Bank PLC	09/30/24	2.00	USD	1,170	(118,256)
10-Year Interest Rate Swap, 03/14/39	3-Month LIBOR, 0.13%	Quarterly	3.05%	Semi-Annual	Barclays Bank PLC	03/12/29	3.05	USD	2,840	(90,455)

										(3,406,915)

										$(5,490,311)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.37.V1	5.00%	Quarterly	12/20/26	USD	10,330	$(973,819)	$(995,090)	$21,271
CDX.NA.IG.37.V1	1.00	Quarterly	12/20/26	USD	50,350	(1,216,935)	(1,187,301)	(29,634)

						$(2,190,754)	$(2,182,391)	$(8,363)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 0.13%	Quarterly	1.07%	Semi-Annual	N/A		03/01/23	USD	3,350	$42,234	$28	$42,206
3-Month LIBOR, 0.13%	Quarterly	1.10%	Semi-Annual	N/A		03/01/23	USD	13,390	174,543	113	174,430
3-Month LIBOR, 0.13%	Quarterly	0.88%	Semi-Annual	N/A		03/02/23	USD	6,665	65,414	56	65,358
3-Month LIBOR, 0.13%	Quarterly	0.88%	Semi-Annual	N/A		03/02/23	USD	6,700	65,407	57	65,350
3-Month LIBOR, 0.13%	Quarterly	0.90%	Semi-Annual	N/A		03/02/23	USD	2,230	22,640	19	22,621
3-Month LIBOR, 0.13%	Quarterly	0.98%	Semi-Annual	N/A		03/02/23	USD	3,360	37,896	28	37,868
3-Month LIBOR, 0.13%	Quarterly	0.99%	Semi-Annual	N/A		03/02/23	USD	3,360	38,325	28	38,297
3-Month LIBOR, 0.13%	Quarterly	0.25%	Semi-Annual	07/08/22	(a)	07/08/23	USD	5,380	(10,076)	58	(10,134)
1.61%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	11/01/21	(a)	11/01/23	USD	2,090	(50,064)	25	(50,089)
0.40%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	11/22/22	(a)	11/22/23	USD	2,280	6,151	25	6,126
0.52%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	12/30/21	(a)	12/30/23	USD	1,250	(989)	15	(1,004)
3-Month LIBOR, 0.13%	Quarterly	0.44%	Semi-Annual	01/25/22	(a)	01/25/24	USD	2,560	(3,810)	30	(3,840)
3-Month LIBOR, 0.13%	Quarterly	0.38%	Semi-Annual	02/07/22	(a)	02/07/24	USD	8,860	(26,565)	105	(26,670)
3-Month LIBOR, 0.13%	Quarterly	0.40%	Semi-Annual	02/08/22	(a)	02/08/24	USD	10,070	(26,914)	120	(27,034)
3-Month LIBOR, 0.13%	Quarterly	0.45%	Semi-Annual	03/01/22	(a)	03/01/24	USD	5,850	(13,505)	70	(13,575)
0.56%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	03/24/22	(a)	03/24/24	USD	8,790	5,821	104	5,717
0.60%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	03/25/22	(a)	03/25/24	USD	4,410	(541)	52	(593)

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
0.61%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	03/28/22	(a)	03/28/24	USD	5,960	$(869)	$71	$(940)
0.63%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	03/29/22	(a)	03/29/24	USD	4,380	(2,917)	52	(2,969)
0.64%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	03/29/22	(a)	03/29/24	USD	7,560	(5,677)	90	(5,767)
3-Month LIBOR, 0.13%	Quarterly	0.63%	Semi- Annual	03/30/22	(a)	03/30/24	USD	8,700	5,291	103	5,188
0.65%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	03/30/22	(a)	03/30/24	USD	4,370	(4,198)	52	(4,250)
0.62%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	03/31/22	(a)	03/31/24	USD	2,630	(1,034)	31	(1,065)
0.63%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	03/31/22	(a)	03/31/24	USD	4,690	(2,518)	56	(2,574)
0.73%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	06/21/22	(a)	06/21/24	USD	4,790	642	57	585
0.74%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	08/12/22	(a)	08/12/24	USD	10,580	16,445	126	16,319
0.78%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	08/15/22	(a)	08/15/24	USD	5,755	5,022	68	4,954
3-Month LIBOR, 0.13%	Quarterly	0.45%	Semi- Annual	N/A		11/12/25	USD	4,330	(75,659)	48	(75,707)
3-Month LIBOR, 0.13%	Quarterly	0.48%	Semi- Annual	N/A		01/21/26	USD	7,710	(151,489)	90	(151,579)
3-Month LIBOR, 0.13%	Quarterly	0.93%	Semi- Annual	N/A		09/17/26	USD	9,710	(63,057)	129	(63,186)
6-Month EURIBOR, (0.53%)	Semi-Annual	(0.15%)	Annual	11/16/21	(a)	11/16/26	EUR	6,070	9,829	113	9,716
3-Month LIBOR, 0.13%	Quarterly	1.28%	Semi- Annual	03/31/22	(a)	03/31/27	USD	3,860	4,533	52	4,481
0.65%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	04/20/22	(a)	04/20/27	USD	530	16,065	7	16,058
1.29%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	04/20/22	(a)	04/20/27	USD	3,520	(2,363)	48	(2,411)
3-Month LIBOR, 0.13%	Quarterly	1.19%	Semi- Annual	07/19/22	(a)	07/19/27	USD	2,570	(21,483)	34	(21,517)
3-Month LIBOR, 0.13%	Quarterly	1.22%	Semi- Annual	08/16/22	(a)	08/16/27	USD	1,790	(14,394)	24	(14,418)
0.50%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		08/19/27	USD	1,310	52,384	16	52,368
0.84%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		11/15/27	USD	7,990	162,108	108	162,000
1.27%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/15/28	USD	7,600	(13,933)	107	(14,040)
3-Month LIBOR, 0.13%	Quarterly	1.05%	Semi- Annual	09/30/21	(a)	05/15/28	USD	16,420	(254,018)	238	(254,256)
1.16%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/04/31	USD	500	14,820	8	14,812
2.79%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		03/10/31	USD	5,266	(609,264)	81	(609,345)
1.58%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		03/12/31	USD	640	(3,871)	10	(3,881)
3-Month LIBOR, 0.13%	Annual	1.11%	Annual	12/31/21	(a)	05/15/31	USD	5,780	(96,653)	93	(96,746)
3-Month LIBOR, 0.13%	Quarterly	2.45%	Semi- Annual	N/A		05/18/31	USD	860	79,759	13	79,746
3-Month LIBOR, 0.13%	Quarterly	2.10%	Semi- Annual	N/A		06/22/31	USD	430	24,885	7	24,878
3-Month LIBOR, 0.13%	Quarterly	1.18%	Semi- Annual	N/A		07/28/31	USD	1,640	(53,017)	26	(53,043)
1.14%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/10/31	USD	510	6,453	8	6,445
3-Month LIBOR, 0.13%	Annual	1.12%	Annual	N/A		09/14/31	USD	290	(4,335)	5	(4,340)
3-Month LIBOR, 0.13%	Annual	1.08%	Annual	N/A		09/16/31	USD	905	(16,597)	14	(16,611)
1.12%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/20/31	USD	180	2,624	3	2,621
1.15%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/20/31	USD	905	10,843	14	10,829
1.15%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/20/31	USD	905	11,238	14	11,224
1.19%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/21/31	USD	1,210	9,832	19	9,813
1.20%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/21/31	USD	850	6,329	14	6,315
3-Month LIBOR, 0.13%	Quarterly	1.40%	Semi- Annual	N/A		09/21/31	USD	5,410	(76,717)	86	(76,803)
1.43%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		09/21/31	USD	2,705	30,906	43	30,863
3-Month LIBOR, 0.13%	Annual	1.12%	Annual	N/A		09/22/31	USD	910	(13,317)	15	(13,332)
1.39%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		09/22/31	USD	2,705	40,765	43	40,722
3-Month LIBOR, 0.13%	Annual	1.11%	Annual	N/A		09/24/31	USD	1,810	(28,396)	29	(28,425)
3-Month LIBOR, 0.13%	Annual	1.12%	Annual	N/A		09/24/31	USD	905	(14,025)	14	(14,039)
3-Month LIBOR, 0.13%	Annual	1.14%	Annual	N/A		09/24/31	USD	750	(10,182)	12	(10,194)
1.52%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		09/24/31	USD	5,730	16,346	92	16,254
1.14%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/27/31	USD	900	11,771	14	11,757
1.21%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/27/31	USD	900	5,807	14	5,793
1.24%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/27/31	USD	900	3,732	14	3,718
1.25%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/28/31	USD	900	2,408	14	2,394
1.26%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/28/31	USD	900	1,406	14	1,392
1.29%	Annual	3-Month LIBOR, 0.13%	Annual	N/A		09/29/31	USD	900	(1,303)	14	(1,317)
1.34%	Annual	3-Month LIBOR, 0.13%	Annual	09/30/21	(a)	09/30/31	USD	900	(5,323)	14	(5,337)
1.32%	Annual	3-Month LIBOR, 0.13%	Annual	10/01/21	(a)	10/01/31	USD	970	(3,482)	16	(3,498)
1.32%	Annual	3-Month LIBOR, 0.13%	Annual	10/01/21	(a)	10/01/31	USD	900	(3,742)	14	(3,756)
1.61%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	03/28/22	(a)	03/28/32	USD	26,000	115,013	416	114,597
0.77%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	05/06/22	(a)	05/06/32	USD	2,650	226,732	42	226,690
0.85%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	08/15/22	(a)	08/15/32	USD	9,220	766,534	38,204	728,330
0.44%	Annual	6-Month EURIBOR, (0.53%)	Semi- Annual	05/16/23	(a)	05/16/33	EUR	2,140	(19,013)	47	(19,060)
2.33%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	06/24/24	(a)	06/24/34	USD	310	(8,999)	5	(9,004)
3-Month LIBOR, 0.13%	Quarterly	1.67%	Semi- Annual	08/06/24	(a)	08/06/34	USD	2,450	(76,898)	39	(76,937)

35

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
1.65%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	08/22/24	(a)	08/22/34	USD	1,355	$45,994	$21	$45,973
2.82%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	04/04/29	(a)	04/04/39	USD	1,560	(86,544)	24	(86,568)
1.01%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	04/02/30	(a)	04/02/40	USD	4,100	384,320	66	384,254
3-Month LIBOR, 0.13%	Annual	1.43%	Annual	12/31/21	(a)	02/15/47	USD	2,680	(79,272)	57	(79,329)
1.45%	Annual	3-Month LIBOR, 0.13%	Annual	12/31/21	(a)	02/15/47	USD	10,780	278,447	(33,068)	311,515
3.02%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	12/08/38	(a)	12/08/48	USD	400	(28,817)	6	(28,823)
2.38%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	07/05/39	(a)	07/05/49	USD	620	(17,077)	10	(17,087)
1.71%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	08/16/39	(a)	08/16/49	USD	600	11,240	9	11,231
1.78%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	08/16/39	(a)	08/16/49	USD	500	6,768	8	6,760
1.67%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	08/17/39	(a)	08/17/49	USD	460	9,971	7	9,964
1.25%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		03/06/50	USD	460	64,536	10	64,526
1.10%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		11/25/50	USD	750	130,801	17	130,784
3-Month LIBOR, 0.13%	Quarterly	1.93%	Semi-Annual	12/01/26	(a)	12/01/56	USD	110	(1,589)	2	(1,591)

									$1,046,524	$9,366	$1,037,158

(a)	Forward Swap.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Adler Real Estate AG	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	BB+	EUR	10	$(737)	$1,458	$(2,195)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	10	1,391	1,126	265
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R	EUR	10	(718)	979	(1,697)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R	EUR	10	(718)	1,100	(1,818)
Trust Fibrauno	1.00	Quarterly	Citibank N.A.	06/20/26	N/R	USD	228	(15,390)	(24,012)	8,622
Trust Fibrauno	1.00	Quarterly	Citibank N.A.	06/20/26	N/R	USD	63	(4,253)	(6,648)	2,395
CMBX.NA.8	3.00	Monthly	Barclays Bank PLC	10/17/57	N/R	USD	5,000	(646,451)	(489,439)	(157,012)
CMBX.NA.8	3.00	Monthly	Credit Suisse International	10/17/57	N/R	USD	2,500	(323,225)	(242,122)	(81,103)
CMBX.NA.8	3.00	Monthly	Morgan Stanley & Co. International PLC	10/17/57	N/R	USD	5,550	(717,560)	(712,333)	(5,227)
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000	(383,909)	(525,016)	141,107
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	2,500	(191,955)	(262,508)	70,553
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000	(383,909)	(524,966)	141,057
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	2,153	(165,312)	(237,355)	72,043

								$(2,832,746)	$(3,019,736)	$186,990

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$66,370,174	$3,859,608	$70,229,782
Common Stocks
Energy Equipment & Services	—	8,434	—	8,434
Oil, Gas & Consumable Fuels	88,320	148,012	—	236,332
Corporate Bonds
Advertising Agencies	—	673,107	—	673,107
Aerospace & Defense	—	15,040,070	—	15,040,070
Airlines	—	9,907,806	—	9,907,806
Auto Components	—	4,213,319	—	4,213,319
Automobiles	—	9,668,771	—	9,668,771
Banks	—	13,777,193	—	13,777,193
Beverages	—	9,456,095	—	9,456,095
Biotechnology	—	2,064,981	—	2,064,981
Building Materials	—	2,255,380	—	2,255,380
Building Products	—	5,772,638	—	5,772,638
Capital Markets	—	19,445,944	—	19,445,944
Chemicals	—	5,184,014	—	5,184,014
Commercial Services & Supplies	—	1,819,083	—	1,819,083
Communications Equipment	—	1,759,958	—	1,759,958
Construction & Engineering	—	4,251,545	—	4,251,545
Construction Materials	—	769,409	—	769,409
Consumer Discretionary	—	4,320,971	—	4,320,971
Consumer Finance	—	6,701,220	—	6,701,220
Containers & Packaging	—	2,192,457	—	2,192,457
Diversified Consumer Services	—	5,045,745	—	5,045,745
Diversified Financial Services	—	37,140,172	—	37,140,172
Diversified Telecommunication Services	—	34,616,405	—	34,616,405
Electric Utilities	—	28,450,423	—	28,450,423
Electrical Equipment	—	313,339	—	313,339
Electronic Equipment, Instruments & Components	—	3,134,265	—	3,134,265
Energy Equipment & Services	—	2,252,258	421,606	2,673,864
Entertainment	—	148,094	—	148,094
Environmental, Maintenance, & Security Service	—	1,721,085	—	1,721,085
Equity Real Estate Investment Trusts (REITs)	—	11,686,645	—	11,686,645
Food & Staples Retailing	—	5,513,135	—	5,513,135
Food Products	—	2,445,042	—	2,445,042
Gas Utilities	—	93,375	—	93,375
Health Care Equipment & Supplies	—	2,750,331	—	2,750,331
Health Care Providers & Services	—	16,504,568	—	16,504,568
Health Care Technology	—	2,104,003	—	2,104,003
Hotels, Restaurants & Leisure	—	13,885,790	3,924,395	17,810,185
Household Durables	—	2,460,031	—	2,460,031
Independent Power and Renewable Electricity Producers	—	3,529,823	—	3,529,823
Insurance	—	26,430,281	—	26,430,281

37

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Interactive Media & Services	$—	$1,868,861	$—	$1,868,861
Internet Software & Services	—	3,360,126	—	3,360,126
IT Services	—	4,662,691	—	4,662,691
Leisure Products	—	481,266	—	481,266
Machinery	—	2,326,507	—	2,326,507
Media	—	47,243,770	—	47,243,770
Metals & Mining	—	8,933,369	—	8,933,369
Multi-line Retail	—	615,000	—	615,000
Multi-Utilities	—	1,337,859	—	1,337,859
Offshore Drilling & Other Services	—	711,764	—	711,764
Oil, Gas & Consumable Fuels	113,816	58,240,341	1,631,018	59,985,175
Personal Products	—	81,322	—	81,322
Pharmaceuticals	—	20,283,648	—	20,283,648
Producer Durables: Miscellaneous	—	5,490,041	—	5,490,041
Professional Services	—	1,020,000	—	1,020,000
Real Estate Management & Development	—	24,163,123	—	24,163,123
Road & Rail	—	9,269,519	—	9,269,519
Semiconductors & Semiconductor Equipment	—	6,515,821	—	6,515,821
Software	—	9,228,292	—	9,228,292
Specialty Retail	—	2,396,875	—	2,396,875
Technology Hardware, Storage & Peripherals	—	3,123,372	—	3,123,372
Textiles, Apparel & Luxury Goods	—	418,878	—	418,878
Thrifts & Mortgage Finance	—	667,202	—	667,202
Tobacco	—	7,387,887	—	7,387,887
Transportation	—	121,570	—	121,570
Transportation Infrastructure	—	2,781,795	778,167	3,559,962
Utilities	—	10,562,400	—	10,562,400
Wireless Telecommunication Services	—	12,281,598	—	12,281,598
Floating Rate Loan Interests	—	25,685,774	1,545,243	27,231,017
Foreign Agency Obligations	—	30,088,890	—	30,088,890
Municipal Bonds	—	27,364,981	—	27,364,981
Non-Agency Mortgage-Backed Securities	—	55,460,845	—	55,460,845
Preferred Securities
Capital Trusts	—	49,528,935	—	49,528,935
Preferred Stocks
Capital Markets	4,467,420	—	—	4,467,420
Thrifts & Mortgage Finance	—	26,000	—	26,000
Trust Preferred	820,928	—	—	820,928
U.S. Government Sponsored Agency Securities	—	167,377,959	—	167,377,959
U.S. Treasury Obligations	—	295,155,832	—	295,155,832
Short-Term Securities
Money Market Funds	19,428,725	—	—	19,428,725
Options Purchased
Interest Rate Contracts	100,650	6,887,835	—	6,988,485
Unfunded Floating Rate Loan Interests(a)	—	95	—	95
Liabilities
Investments
TBA Sale Commitments	—	(8,042,227)	—	(8,042,227)

	$25,019,859	$1,281,135,207	$12,160,037	$1,318,315,103

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$457,313	$—	$457,313
Foreign Currency Exchange Contracts	—	284,206	—	284,206
Interest Rate Contracts	1,829,535	3,043,842	—	4,873,377
Liabilities
Credit Contracts	—	(278,686)	—	(278,686)

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$—	$(277)	$—	$(277)
Interest Rate Contracts	(2,863,334)	(7,496,995)	—	(10,360,329)

	$(1,033,799)	$(3,990,597)	$—	$(5,024,396)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $408,576,190 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total

Assets
Opening balance, as of December 31, 2020	$27,859	$21,047	$7,038,030	$617,454	$7,704,390
Transfers into Level 3	1,286,514	—	—	—	1,286,514
Transfers out of Level 3	—	(21,047)	—	(211,965)	(233,012)
Accrued discounts/premiums	(70,706)	—	11,631	1,272	(57,803)
Net realized gain (loss)	—	—	1,003	52	1,055
Net change in unrealized appreciation (depreciation)(a)	68,457	—	(200,342)	13,199	(118,686)
Purchases	2,547,484	—	6,891	1,127,425	3,681,800
Sales	—	—	(102,027)	(2,194)	(104,221)

Closing balance, as of September 30, 2021	$3,859,608	$—	$6,755,186	$1,545,243	$12,160,037

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021(a)	$68,457	$—	$(200,342)	$13,199	$(118,686)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation (continued)

MSCI	Morgan Stanley Capital International

PCL	Public Company Limited

PIK	Payment-in-Kind

RB	Revenue Bond

REIT	Real Estate Investment Trust

SAB	Special Assessment Bonds

TBA	To-Be-Announced

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

DIP	Debtor-In-Possession

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

39